UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Bond Fund of America® Investment portfolio March 31, 2014 unaudited

Bonds, notes & other debt instruments 93.45%
Corporate bonds & notes 31.01%
Financials 7.85%	Principal amount	Value
Banks 3.20%	(000)	(000)

Bank of America Corp., Series L, 3.625% 2016	$ 9,700	$10,180
Bank of America Corp. 3.75% 2016	11,890	12,582
Bank of America Corp. 1.25% 2017	13,000	12,957
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	9,588
Bank of America Corp. 5.65% 2018	$ 8,205	9,286
Bank of America Corp. 2.60% 2019	25,000	25,134
Bank of America Corp., Series L, 2.65% 2019	29,825	29,964
Bank of America Corp. 5.625% 2020	10,500	11,969
Bank of America Corp. 3.30% 2023	15,015	14,505
Bank of America Corp. 4.00% 2024	48,605	48,654
Bank of America Corp. 4.125% 2024	17,105	17,335
HSBC Bank PLC 1.50% 2018[1]	12,650	12,406
HSBC Holdings PLC 4.125% 2020[1]	9,453	10,036
HSBC Holdings PLC 4.875% 2020	17,325	18,844
HSBC Holdings PLC 4.00% 2022	3,250	3,381
HSBC Holdings PLC 4.25% 2024	33,750	33,865
HSBC Holdings PLC 5.25% 2044	1,500	1,523
Citigroup Inc. 4.587% 2015	18,750	19,897
Citigroup Inc. 4.75% 2015	9,554	9,979
Citigroup Inc. 1.30% 2016	2,000	2,009
Citigroup Inc. 3.953% 2016	8,300	8,800
Citigroup Inc. 4.45% 2017	4,000	4,324
Citigroup Inc. 6.125% 2017	7,000	8,023
Citigroup Inc. 8.50% 2019	9,945	12,688
Citigroup Inc. 3.875% 2023	13,250	13,184
Rabobank Nederland 2.25% 2019	15,550	15,529
Rabobank Nederland 4.625% 2023	43,635	44,996
JPMorgan Chase & Co. 3.40% 2015	2,500	2,583
JPMorgan Chase & Co. 1.35% 2017	13,000	13,001
JPMorgan Chase & Co. 1.625% 2018	8,680	8,535
JPMorgan Chase & Co. 3.20% 2023	12,900	12,534
JPMorgan Chase & Co. 3.875% 2024	7,250	7,331
JPMorgan Chase & Co., Series-U, junior subordinated, perpetual, 6.125% (undated)[2]	4,640	4,587
PNC Funding Corp. 5.40% 2014	10,000	10,094
PNC Financial Services Group, Inc. 2.854% 2022	26,960	25,758
PNC Preferred Funding Trust I, junior subordinated 1.883% (undated)[1,2]	12,700	11,843
Barclays Bank PLC 2.50% 2019	24,810	24,889
Barclays Bank PLC 6.00% 2021	€6,050	9,729
Barclays Bank PLC 10.179% 2021[1]	$ 3,000	4,037
BNP Paribas 3.60% 2016	14,000	14,703
BNP Paribas 2.45% 2019	2,000	2,006
BNP Paribas 5.00% 2021	7,825	8,699
BNP Paribas 3.25% 2023	8,785	8,547
BPCE SA group 2.50% 2018	2,000	2,012
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Banks (continued)	(000)	(000)

BPCE SA group 5.70% 2023[1]	$ 2,305	$ 2,401
BPCE SA group 5.15% 2024[1]	27,795	27,710
Nordea Bank, Series 2, 3.70% 2014[1]	8,000	8,160
Nordea Bank AB 3.125% 2017[1]	12,500	13,139
Nordea Bank AB 4.875% 2021[1]	3,800	3,992
BB&T Corp. 1.00% 2017	13,000	12,905
BB&T Corp. 2.25% 2019	6,000	6,005
US Bancorp., Series T, 1.65% 2017	13,000	13,170
US Bancorp. 3.70% 2024	5,500	5,587
Lloyds Banking Group PLC 2.30% 2018	1,010	1,010
HBOS PLC 6.75% 2018[1]	7,610	8,640
HBOS PLC 4.375% 2019[2]	€2,870	3,988
Lloyds Banking Group PLC 6.50% 2020[1]	$ 4,400	5,036
ANZ National (International) Ltd. 3.125% 2015[1]	16,500	17,037
Westpac Banking Corp. 3.00% 2015	14,400	14,975
Wells Fargo & Co. 3.676% 2016	14,000	14,854
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,262
Santander Issuances, SA Unipersonal 6.50% 2019[1,2]	11,600	11,653
Skandinaviska Enskilda 2.375% 2019[1]	12,600	12,573
Regions Financial Corp. 7.75% 2014	4,211	4,389
Regions Financial Corp., Series A-I, 5.20% 2015	590	614
Regions Financial Corp. 5.75% 2015	975	1,029
Regions Financial Corp. 2.00% 2018	5,850	5,741
VEB Finance Ltd. 6.902% 2020[1]	9,100	9,589
VEB Finance Ltd. 6.80% 2025[1]	500	500
BBVA Bancomer SA 4.50% 2016[1]	3,225	3,427
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	2,430	2,700
BBVA Bancomer SA 6.50% 2021[1]	2,355	2,558
Banco de Crédito del Perú 5.375% 2020[1]	7,000	7,446
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,279
HSBK (Europe) BV 7.25% 2021[1]	6,710	7,047
UniCredito Italiano SpA 6.00% 2017[1]	6,478	7,014
CIT Group Inc. 4.25% 2017	1,400	1,470
CIT Group Inc. 5.00% 2017	3,150	3,382
CIT Group Inc. 3.875% 2019	925	936
Bank of India 3.625% 2018[1]	5,000	4,958
Svenska Handelsbanken AB 2.50% 2019	4,320	4,361
Development Bank of Kazakhstan 5.50% 2015[1]	2,735	2,865
Standard Chartered Bank 5.70% 2044[1]	2,750	2,729
BBVA US SA Unipersonal 4.664% 2015	1,900	1,996
Eole Finance SPC, 2.341% 2024[1,3]	2,021	1,982
		861,635

Real estate 2.26%

Hospitality Properties Trust 5.125% 2015	9,925	10,075
Hospitality Properties Trust 6.30% 2016	28,918	31,116
Hospitality Properties Trust 5.625% 2017	1,195	1,310
Hospitality Properties Trust 6.70% 2018	30,050	33,640
Hospitality Properties Trust 5.00% 2022	10,800	11,250
Hospitality Properties Trust 4.50% 2023	11,265	11,183
Prologis, Inc. 5.75% 2016	9,300	10,108
Prologis, Inc. 6.125% 2016	5,690	6,375
Prologis, Inc. 2.75% 2019	24,845	24,978
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Real estate (continued)	(000)	(000)

Prologis, Inc. 3.35% 2021	$30,795	$ 30,521
Prologis, Inc. 4.25% 2023	6,390	6,512
Kimco Realty Corp., Series C, 4.82% 2014	12,200	12,274
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,834
Kimco Realty Corp., Series C, 5.783% 2016	12,000	13,091
Kimco Realty Corp. 5.70% 2017	28,450	31,749
Kimco Realty Corp. 4.30% 2018	10,000	10,770
Kimco Realty Corp. 6.875% 2019	5,440	6,488
Developers Diversified Realty Corp. 5.50% 2015	16,838	17,631
Developers Diversified Realty Corp. 9.625% 2016	18,906	21,910
Developers Diversified Realty Corp. 7.50% 2017	15,596	18,073
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,330
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,255
Westfield Group 5.75% 2015[1]	32,000	34,142
Westfield Group 7.125% 2018[1]	11,975	14,249
Westfield Group 6.75% 2019[1]	4,000	4,815
Westfield Group 3.375% 2022[1]	13,665	13,672
Goodman Funding Pty Ltd. 6.375% 2020[1]	8,425	9,588
Goodman Funding Pty Ltd. 6.00% 2022[1]	20,000	22,182
American Tower Corp. 4.625% 2015	7,000	7,254
American Tower Corp. 3.40% 2019	18,075	18,548
American Tower Corp. 5.90% 2021	2,000	2,247
ERP Operating LP 6.584% 2015	10,000	10,618
ERP Operating LP 7.125% 2017	5,595	6,577
ERP Operating LP 4.625% 2021	2,045	2,215
ERP Operating LP 3.00% 2023	8,695	8,226
DCT Industrial Trust Inc. 4.50% 2023[1]	18,630	18,616
UDR, Inc., Series A, 5.25% 2015	12,780	13,225
UDR, Inc. 3.70% 2020	3,615	3,676
AvalonBay Communities, Inc. 3.625% 2020	11,270	11,610
AvalonBay Communities, Inc. 2.85% 2023	4,810	4,519
American Campus Communities, Inc. 3.75% 2023	16,460	15,731
Simon Property Group, LP 4.20% 2015	2,430	2,481
Simon Property Group, LP 10.35% 2019	8,995	12,189
Alexandria Real Estate Equities, Inc. 3.90% 2023	12,395	11,996
Corporate Office Properties Trust 3.60% 2023	8,924	8,267
Crescent Resources 10.25% 2017[1]	6,200	6,990
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,4]	29	29
Realogy Corp. 7.875% 2019[1]	5,825	6,313
Essex Portfolio L.P. 3.25% 2023	6,185	5,809
Piedmont Operating Partnership LP 3.40% 2023	5,300	4,920
Brandywine Operating Partnership, LP 5.40% 2014	2,000	2,051
Brandywine Operating Partnership, LP 5.70% 2017	25	28
Brandywine Operating Partnership, LP 3.95% 2023	100	98
FelCor Lodging Trust Inc. 5.625% 2023	915	929
		607,283

Diversified financials 1.47%

Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,946
Goldman Sachs Group, Inc. 2.625% 2019	24,462	24,434
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,653
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,679
Goldman Sachs Group, Inc. 3.625% 2023	19,095	18,821
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Diversified financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 4.00% 2024	$57,520	$ 57,390
Goldman Sachs Group, Inc. 6.25% 2041	2,100	2,502
Morgan Stanley 1.75% 2016	10,000	10,135
Morgan Stanley 3.80% 2016	8,850	9,327
Morgan Stanley 2.125% 2018	24,745	24,721
Morgan Stanley 2.50% 2019	22,025	21,995
Morgan Stanley 6.375% 2042	900	1,102
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,475
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,247
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,437
Berkshire Hathaway Inc. 3.00% 2022	13,175	13,158
Berkshire Hathaway Inc. 4.40% 2042	2,000	1,962
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	960
American Express Credit Co. 1.75% 2015	14,500	14,706
American Express Co. 6.15% 2017	150	173
American Express Co. 1.55% 2018	15,500	15,237
Discover Financial Services 2.00% 2018	5,200	5,183
Discover Financial Services 4.20% 2023	15,253	15,671
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,521
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	3,127	3,144
iStar Financial Inc., Series B, 9.00% 2017	7,635	9,009
iStar Financial Inc. 4.875% 2018	1,950	2,009
CME Group Inc. 5.30% 2043	11,850	13,311
Northern Trust Corp. 4.625% 2014	8,475	8,508
Northern Trust Corp. 5.85% 2017[1]	3,750	4,177
Icahn Enterprises Finance Corp. 3.50% 2017[1]	8,950	9,062
Icahn Enterprises Finance Corp. 4.875% 2019[1]	2,300	2,346
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,756
Intercontinentalexchange, Inc. 4.00% 2023	4,505	4,683
Leucadia National Corp. 5.50% 2023	5,760	6,013
Credit Suisse Group AG 4.375% 2020	3,740	4,046
Franklin Resources, Inc. 1.375% 2017	2,700	2,680
Franklin Resources, Inc. 2.80% 2022	1,300	1,250
UBS AG 5.75% 2018	2,245	2,563
UBS AG 4.875% 2020	1,166	1,293
Charles Schwab Corp, 2.20% 2018	1,390	1,401
		394,686

Insurance 0.92%

ACE INA Holdings Inc. 5.875% 2014	17,445	17,632
ACE INA Holdings Inc. 2.60% 2015	19,990	20,597
CNA Financial Corp. 5.85% 2014	4,500	4,665
CNA Financial Corp. 7.35% 2019	2,770	3,402
CNA Financial Corp. 5.875% 2020	1,250	1,437
CNA Financial Corp. 7.25% 2023	2,000	2,461
CNA Financial Corp. 3.95% 2024	22,695	22,848
American International Group, Inc. 4.875% 2016	5,000	5,459
American International Group, Inc. 3.80% 2017	18,250	19,542
American International Group, Inc. 3.375% 2020	4,500	4,602
American International Group, Inc. 4.125% 2024	4,600	4,708
Prudential Financial, Inc. 2.30% 2018	2,895	2,905
Prudential Financial, Inc. 4.50% 2021	3,000	3,262
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	13,544	17,276
Bonds, notes & other debt instruments
	Principal amount	Value
Financials — Insurance (continued)	(000)	(000)

RSA Insurance Group PLC 9.375% 2039[2]	£4,540	$ 9,242
RSA Insurance Group PLC 8.50% (undated)[2]	5,354	9,316
QBE Insurance Group Ltd. 2.40% 2018[1]	$18,590	18,200
MetLife Global Funding I 2.50% 2015[1]	17,000	17,468
New York Life Global Funding 2.10% 2019[1]	17,000	16,916
UnumProvident Finance Co. PLC 6.85% 2015[1]	2,400	2,600
Unum Group 7.125% 2016	10,100	11,484
Unum Group 5.625% 2020	345	389
AXA SA 8.60% 2030	6,715	8,679
AXA SA, Series B, junior subordinated 6.379% (undated)[1,2]	5,065	5,375
Liberty Mutual Group Inc. 6.70% 2016[1]	6,250	7,003
Assicurazioni Generali SPA 10.125% 2042	€2,500	4,624
Swiss RE Treasury 2.875% 2022[1]	$ 4,025	3,801
Genworth Holdings, Inc. 4.90% 2023	1,570	1,650
		247,543

Energy 4.44%

Kinder Morgan Energy Partners, LP 5.125% 2014	13,410	13,779
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,141
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,734
Kinder Morgan Energy Partners, LP 2.65% 2019	2,450	2,450
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,572
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,375
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,802
Kinder Morgan Energy Partners, LP 3.50% 2021	5,500	5,487
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,071
Kinder Morgan Energy Partners, LP 3.45% 2023	4,500	4,298
Kinder Morgan Energy Partners, LP 3.50% 2023	18,160	17,183
Kinder Morgan Energy Partners, LP 4.15% 2024	10,000	9,962
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,823
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,297
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,855
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	10,238	11,689
Petróleos Mexicanos 5.50% 2021	11,200	12,292
Petróleos Mexicanos 4.875% 2022	4,290	4,494
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	13,750	15,331
Petróleos Mexicanos 6.50% 2041	20,150	22,165
Petróleos Mexicanos 5.50% 2044	2,500	2,425
Petróleos Mexicanos 6.375% 2045[1]	13,795	14,916
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	29,025
Enbridge Energy Partners, LP 9.875% 2019	27,005	35,423
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,640
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,326
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,639
Williams Partners LP 3.80% 2015	15,800	16,230
Williams Partners LP 5.25% 2020	11,625	12,821
Williams Partners LP 3.35% 2022	5,250	5,039
Williams Partners LP 4.50% 2023	5,350	5,485
Williams Partners LP 4.30% 2024	18,870	18,994
Williams Partners LP 5.40% 2044	13,000	13,390
Transocean Inc. 5.05% 2016	4,180	4,550
Transocean Inc. 2.50% 2017	10,540	10,619
Transocean Inc. 6.375% 2021	26,430	29,755
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Transocean Inc. 3.80% 2022	$18,075	$17,313
Devon Energy Corp. 2.25% 2018	14,275	14,218
Devon Energy Corp. 3.25% 2022	38,925	38,411
Devon Energy Corp. 4.75% 2042	1,000	995
StatoilHydro ASA 2.90% 2014	15,360	15,567
Statoil ASA 3.125% 2017	10,000	10,556
Statoil ASA 0.526% 2018[2]	7,690	7,689
Statoil ASA 1.95% 2018	6,110	6,123
Statoil ASA 3.70% 2024	10,275	10,491
Enbridge Inc. 5.80% 2014	1,200	1,213
Enbridge Inc. 5.60% 2017	17,750	19,791
Enbridge Inc. 4.00% 2023	29,000	29,119
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,208
Anadarko Petroleum Corp. 6.375% 2017	17,500	20,053
Anadarko Petroleum Corp. 8.70% 2019	8,045	10,212
Anadarko Petroleum Corp. 6.45% 2036	685	813
Anadarko Petroleum Corp. 6.20% 2040	1,500	1,743
Gazprom OJSC 5.092% 2015[1]	4,825	5,008
Gaz Capital SA, Series 7, 6.212% 2016	5,300	5,644
Gazprom OJSC, Series 9, 6.51% 2022	22,450	23,236
Gazprom OJSC 6.51% 2022[1]	14,500	15,007
Enterprise Products Operating LLC 5.20% 2020	4,125	4,612
Enterprise Products Operating LLC 4.05% 2022	8,300	8,677
Enterprise Products Operating LLC 3.35% 2023	12,445	12,164
Enterprise Products Operating LLC 3.90% 2024	13,030	13,126
Enterprise Products Operating LLC 4.85% 2044	1,250	1,252
Total Capital SA 3.00% 2015	17,000	17,533
Total Capital International 3.75% 2024	18,850	19,295
Exxon Mobil Corp. 0.921% 2017	13,000	13,008
Exxon Mobil Corp. 1.819% 2019	11,200	11,136
Exxon Mobil Corp. 3.176% 2024	10,050	10,040
Cenovus Energy Inc. 3.00% 2022	28,310	27,136
Cenovus Energy Inc. 3.80% 2023	6,550	6,541
Petrobras Global Finance Co. 3.00% 2019	3,090	2,929
Petrobras International Finance Co. 5.375% 2021	5,715	5,809
Petrobras Global Finance Co. 6.25% 2024	13,590	14,037
Petrobras International Finance Co. 6.75% 2041	500	487
Petrobras Global Finance Co. 5.625% 2043	1,060	902
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,3]	23,151	24,030
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	5,270	5,493
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	17,206	17,894
Diamond Offshore Drilling, Inc. 4.875% 2043	23,320	22,832
Schlumberger Investment SA 3.65% 2023	20,065	20,396
NGPL PipeCo LLC 7.119% 2017[1]	7,225	7,135
NGPL PipeCo LLC 9.625% 2019[1]	11,085	11,889
BG Energy Capital PLC 2.50% 2015[1]	7,200	7,394
BG Energy Capital PLC 2.875% 2016[1]	8,635	8,997
BG Energy Capital PLC 4.00% 2021[1]	2,400	2,494
Shell International Finance BV 3.10% 2015	10,000	10,334
Shell International Finance BV 2.00% 2018	8,105	8,141
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,410
Ras Laffan Liquefied Natural Gas III 5.50% 2014[1]	330	337
Ras Laffan Liquefied Natural Gas III 5.832% 2016[3]	896	956
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	$10,490	$ 11,336
Ras Laffan Liquefied Natural Gas III 6.332% 2027[3]	2,000	2,240
Spectra Energy Partners, LP 2.95% 2016	6,375	6,629
Spectra Energy Partners, LP 2.95% 2018	2,430	2,480
Spectra Energy Partners, LP 4.60% 2021	2,185	2,344
Spectra Energy Partners, LP 4.75% 2024	4,545	4,799
BP Capital Markets PLC 0.656% 2016[2]	13,380	13,444
Peabody Energy Corp. 6.00% 2018	9,245	9,742
Peabody Energy Corp. 6.25% 2021	1,175	1,184
QGOG Constellation SA 6.25% 2019[1]	10,330	10,343
Woodside Finance Ltd. 4.60% 2021[1]	9,565	10,254
CONSOL Energy Inc. 8.00% 2017	1,945	2,033
CONSOL Energy Inc. 8.25% 2020	6,980	7,617
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	300	303
Samson Investment Co. 10.75% 2020[1]	7,875	8,623
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,856
Alpha Natural Resources, Inc. 9.75% 2018	5,915	5,723
Alpha Natural Resources, Inc. 6.00% 2019	550	425
Alpha Natural Resources, Inc. 6.25% 2021	3,450	2,613
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,252
Canadian Natural Resources Ltd. 3.80% 2024	2,045	2,060
Chevron Corp. 2.355% 2022	7,500	7,063
Chevron Corp. 3.191% 2023	100	99
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,866
Energy Transfer Partners, L.P. 3.60% 2023	2,015	1,931
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	5,125	5,522
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	1,225	1,274
Transportadora de Gas Peru SA 4.25% 2028[1,3]	7,000	6,405
Ecopetrol SA 5.875% 2023	5,650	6,187
Arch Coal, Inc. 7.00% 2019	1,250	972
Arch Coal, Inc. 7.25% 2021	5,975	4,541
Teekay Corp. 8.50% 2020	4,715	5,387
PDC Energy Inc. 7.75% 2022	4,725	5,197
Denbury Resources Inc. 4.625% 2023	5,450	5,096
Sabine Pass Liquefaction, LLC 5.625% 2021	4,750	4,922
EnLink Midstream Partners, LP 2.70% 2019	775	779
EnLink Midstream Partners, LP 4.40% 2024	2,770	2,830
EnLink Midstream Partners, LP 5.60% 2044	1,000	1,060
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	3,950	3,976
Western Gas Partners LP 2.60% 2018	1,020	1,026
Western Gas Partners LP 4.00% 2022	2,925	2,905
Bonanza Creek Energy, Inc. 6.75% 2021	3,050	3,271
CNOOC Finance (2013) Ltd. 3.00% 2023	3,450	3,128
Oasis Petroleum Inc. 6.875% 2022[1]	2,550	2,773
Access Midstream Partners, L.P. 5.875% 2021	1,900	2,033
		1,192,446

Industrials 2.89%
Capital goods 1.44%

General Electric Co. 0.85% 2015	13,000	13,065
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,027
General Electric Capital Corp. 1.50% 2016	6,718	6,811
General Electric Capital Corp. 2.95% 2016	2,790	2,908
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Capital goods (continued)	(000)	(000)

General Electric Capital Corp. 2.30% 2017	$ 5,000	$ 5,153
General Electric Capital Corp. 2.45% 2017	13,000	13,439
General Electric Corp. 5.25% 2017	4,377	4,965
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,345
General Electric Co. 2.70% 2022	15,500	15,053
General Electric Capital Corp. 3.10% 2023	33,100	32,456
General Electric Co. 3.375% 2024	5,695	5,746
General Electric Co. 4.125% 2042	4,000	3,859
General Electric Co. 4.50% 2044	3,200	3,263
Volvo Treasury AB 5.95% 2015[1]	53,193	55,860
European Aeronautic Defence and Space Company 2.70% 2023[1]	21,400	20,246
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	18,565	19,632
United Technologies Corp. 1.80% 2017	3,660	3,725
United Technologies Corp. 4.50% 2042	14,195	14,512
Jeld-Wen Escrow Corp. 12.25% 2017[1]	16,200	18,063
US Investigations Services, Inc., Term Loan B, 5.00% 2015[2,3,4]	515	506
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	4,872	4,819
US Investigations Services, Inc. 10.50% 2015[1]	7,200	6,669
US Investigations Services, Inc. 11.75% 2016[1]	6,610	4,957
Nortek Inc. 10.00% 2018	8,000	8,820
Nortek Inc. 8.50% 2021	4,645	5,214
BAE Systems Holdings Inc. 4.95% 2014[1]	13,505	13,598
HD Supply, Inc. 11.50% 2020	10,425	12,432
Euramax International, Inc. 9.50% 2016	11,410	11,581
Honeywell International Inc. 5.00% 2019	8,725	9,872
BE Aerospace, Inc. 5.25% 2022	7,635	7,893
Raytheon Co. 6.75% 2018	4,030	4,747
Ply Gem Industries, Inc. 6.50% 2022[1]	3,800	3,852
Builders Firstsource 7.625% 2021[1]	3,500	3,798
Esterline Technologies Corp. 7.00% 2020	3,475	3,779
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[2,3,4]	2,224	2,261
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[2,3,4]	1,008	1,025
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	2,650	2,869
Safway Group Holding 7.00% 2018[1]	2,000	2,140
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,949
Odebrecht Finance Ltd 7.125% 2042[1]	1,525	1,495
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[2,3,4]	1,637	892
		386,296

Transportation 1.29%

Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,059
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,443
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,842
Burlington Northern Santa Fe LLC 3.05% 2022	8,290	7,957
Burlington Northern Santa Fe LLC 3.00% 2023	18,930	17,904
Burlington Northern Santa Fe LLC 3.85% 2023	4,100	4,164
Burlington Northern Santa Fe LLC 3.75% 2024	11,035	11,091
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,175
Burlington Northern Santa Fe LLC 4.90% 2044	15,290	15,822
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	1,839	1,881
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	60	63
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	539	575
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	24	25
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Transportation (continued)	(000)	(000)

Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	$ 7,040	$ 7,502
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	12,067	13,070
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	209	225
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	6,658	7,414
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	3,071	3,233
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	209	233
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	722	785
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	10,706	11,777
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	3,694	4,006
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	11,976	13,675
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	9,695	11,204
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	673	717
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[2,3,4]	44,146	41,055
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	1,351	1,584
Union Pacific Corp. 5.75% 2017	12,250	13,891
Union Pacific Corp. 2.25% 2019	2,265	2,268
Union Pacific Corp. 4.00% 2021	12,500	13,308
Union Pacific Corp. 3.75% 2024	7,850	7,953
Union Pacific Corp. 4.85% 2044	310	326
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,933
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	7,380	7,731
Navios Maritime Holdings Inc. 7.375% 2022[1]	12,250	12,556
Norfolk Southern Corp. 5.75% 2016	3,390	3,669
Norfolk Southern Corp. 3.00% 2022	15,250	14,881
Canadian National Railway Co. 1.45% 2016	6,090	6,163
Canadian National Railway Co. 2.85% 2021	10,000	9,912
CSX Corp. 7.375% 2019	7,500	9,137
Brunswick Rail Finance Ltd. 6.50% 2017	4,610	4,679
Brunswick Rail Finance Ltd. 6.50% 2017[1]	3,470	3,522
Red de Carreteras de Occidente 9.00% 2028[3]	MXN61,570	4,171
TRAC Intermodal 11.00% 2019	$3,200	3,664
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	3,250	3,244
CEVA Group PLC 7.00% 2021[1]	175	179
CEVA Group PLC 9.00% 2021[1]	200	205
Far East Capital Limited SA 8.00% 2018[1]	1,415	1,174
Far East Capital Limited SA 8.75% 2020[1]	2,835	2,325
ENA Norte Trust 4.95% 2028[1,3]	3,278	3,317
Avianca Holdings SA, 8.375% 2020[1]	1,925	2,031
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[1,3]	1,820	1,963
Watco Companies 6.375% 2023[1]	1,805	1,841
Eletson Holdings Inc. 9.625% 2022[1]	1,125	1,192
ERAC USA Finance Co. 5.625% 2042[1]	1,000	1,101
HDTFS Inc. 5.875% 2020	800	857
		346,674

Commercial & professional services 0.16%

R.R. Donnelley & Sons Co. 7.25% 2018	2,586	3,019
R.R. Donnelley & Sons Co. 7.875% 2021	25	29
R.R. Donnelley & Sons Co. 7.00% 2022	6,200	6,851
R.R. Donnelley & Sons Co. 6.50% 2023	75	80
Waste Management, Inc. 2.60% 2016	3,330	3,451
Waste Management, Inc. 4.60% 2021	5,455	5,926
Republic Services, Inc. 5.00% 2020	5,000	5,532
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials — Commercial & professional services (continued)	(000)	(000)

Republic Services, Inc. 3.55% 2022	$ 500	$ 502
Republic Services, Inc. 5.70% 2041	2,000	2,287
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	200	202
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	3,500	3,671
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	1,875	1,889
Iron Mountain Inc. 5.75% 2024	5,000	4,894
ADT Corp. 4.125% 2019	4,400	4,372
ADS Waste Escrow 8.25% 2020	650	710
		43,415

Health care 2.89%
Pharmaceuticals, biotechnology & life sciences 1.52%

AbbVie Inc. 1.75% 2017	13,250	13,306
AbbVie Inc. 2.90% 2022	47,415	45,738
AbbVie Inc. 4.40% 2042	5,000	4,911
Gilead Sciences, Inc. 2.40% 2014	7,215	7,303
Gilead Sciences, Inc. 3.70% 2024	30,800	30,882
Gilead Sciences, Inc. 4.80% 2044	17,640	18,231
Novartis Capital Corp. 3.40% 2024	39,795	39,837
Novartis Capital Corp. 4.40% 2044	2,750	2,786
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,056
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,398
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	18,858
inVentiv Health Inc. 9.00% 2018[1]	11,965	12,743
inVentiv Health Inc. 11.00% 2018[1]	19,255	17,859
inVentiv Health Inc. 11.00% 2018[1]	1,890	1,758
Roche Holdings, Inc. 6.00% 2019[1]	10,324	12,114
Roche Holdings, Inc. 7.00% 2039[1]	13,360	18,722
VPI Escrow Corp. 6.75% 2018[1]	4,650	5,138
VPI Escrow Corp. 6.375% 2020[1]	13,280	14,409
VPI Escrow Corp. 5.625% 2021[1]	780	821
VPI Escrow Corp. 7.50% 2021[1]	3,080	3,480
Schering-Plough Corp. 6.00% 2017	5,300	6,107
Merck & Co., Inc. 2.80% 2023	17,590	16,744
Forest Laboratories, Inc. 4.375% 2019[1]	9,310	9,811
Forest Laboratories, Inc. 4.875% 2021[1]	2,225	2,356
Forest Laboratories, Inc. 5.00% 2021[1]	9,600	10,176
Biogen Idec Inc. 6.875% 2018	17,000	20,032
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,230
INC Research LLC 11.50% 2019[1]	13,145	14,821
Amgen Inc. 2.50% 2016	9,200	9,514
Amgen Inc. 5.375% 2043	1,845	1,979
Johnson & Johnson 0.326% 2014[2]	5,000	5,001
Teve Pharmaceutical Finance Company BV, 2.95% 2022	2,600	2,421
PRA Holdings, Inc. 9.50% 2023[1]	2,080	2,301
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	1,705	1,752
Medpace Holdings, Term Loan B, 5.00% 2021[2,3,4]	1,360	1,353
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	925	948
		407,896

Health care equipment & services 1.37%

Express Scripts Inc. 2.75% 2014	14,500	14,713
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,576

Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Health care equipment & services (continued)	(000)	(000)

Express Scripts Inc. 3.125% 2016	$16,127	$16,811
Express Scripts Inc. 2.65% 2017	5,500	5,693
Express Scripts Inc. 3.90% 2022	4,000	4,101
UnitedHealth Group Inc. 0.85% 2015	5,525	5,551
UnitedHealth Group Inc. 1.40% 2017	6,095	6,085
UnitedHealth Group Inc. 6.00% 2017	19,920	22,698
UnitedHealth Group Inc. 2.875% 2023	15,985	15,190
UnitedHealth Group Inc. 5.70% 2040	1,250	1,466
McKesson Corp. 3.25% 2016	1,580	1,647
McKesson Corp. 1.292% 2017	10,300	10,283
McKesson Corp. 1.40% 2018	370	361
McKesson Corp. 2.284% 2019	11,850	11,770
McKesson Corp. 3.796% 2024	19,610	19,672
McKesson Corp. 4.883% 2044	870	885
Coventry Health Care, Inc. 6.30% 2014	11,395	11,628
Aetna Inc. 1.50% 2017	6,730	6,723
Aetna Inc. 2.20% 2019	9,045	8,982
Aetna Inc. 4.75% 2044	1,500	1,528
Kinetic Concepts, Inc. 10.50% 2018	20,165	23,291
Kinetic Concepts, Inc. 12.50% 2019	1,560	1,829
HCA Inc. 3.75% 2019	9,000	9,056
HCA Inc. 6.50% 2020	5,745	6,449
Multiplan Inc. 9.875% 2018[1]	980	1,068
Multiplan Inc., Term Loan B, 4.00% 2021[2,3,4]	12,275	12,285
Cardinal Health, Inc. 4.00% 2015	3,990	4,140
Cardinal Health, Inc. 1.90% 2017	5,650	5,694
Cardinal Health, Inc. 1.70% 2018	2,210	2,193
Tenet Healthcare Corp., First Lien, 6.00% 2020[1]	9,830	10,537
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,300	1,276
Baxter International Inc. 1.85% 2018	6,030	6,003
Baxter International Inc. 3.20% 2023	5,845	5,713
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,5]	3,582	3,582
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,5]	2,715	2,715
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,360	5,360
DJO Finance LLC 9.75% 2017	6,175	6,576
DJO Finance LLC 7.75% 2018	995	1,052
DJO Finance LLC 8.75% 2018	1,980	2,163
DJO Finance LLC 9.875% 2018	910	996
VWR Funding, Inc. 7.25% 2017	9,580	10,346
Boston Scientific Corp. 6.00% 2020	8,075	9,283
WellPoint, Inc. 2.30% 2018	9,030	9,067
Medtronic, Inc. 3.625% 2024	8,720	8,775
Symbion Inc. 8.00% 2016	8,050	8,493
DENTSPLY International Inc. 2.75% 2016	5,620	5,820
Humana Inc. 4.625% 2042	5,350	5,180
Dignity Health 3.125% 2022	4,100	3,786
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	3,350	3,397
CRC Health Corp, Term Loan, 5.25% 2021[2,3,4]	1,275	1,285
CRC Health Corp, Term Loan B, 9.00% 2021[2,3,4]	1,925	1,933
Centene Corp. 5.75% 2017	2,565	2,802
IMS Health Inc. 7.375% 2018[1,6]	2,325	2,372
ConvaTec Finance International SA 8.25% 2019[1,6]	2,165	2,235
Community Health Systems, Inc., Term Loan D1, 4.25% 2021[2,3,4]	1,397	1,410
Bonds, notes & other debt instruments
	Principal amount	Value
Health care — Health care equipment & services (continued)	(000)	(000)

Kindred Healthcare Inc., Term Loan B, 4.00% 2021[2,3,4]	$ 1,400	$ 1,407
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,227
Catamaran Corp. 4.75% 2021	700	711
		367,870

Consumer discretionary 2.89%
Media 1.40%

Time Warner Inc. 5.875% 2016	19,170	21,497
Time Warner Inc. 4.05% 2023	18,765	19,299
Time Warner Companies, Inc. 7.57% 2024	12,340	15,424
Time Warner Inc. 6.20% 2040	9,450	10,980
Time Warner Inc. 6.25% 2041	2,375	2,792
Time Warner Inc. 4.90% 2042	3,000	3,022
Time Warner Inc. 5.35% 2043	4,500	4,814
NBCUniversal Media, LLC 2.10% 2014	7,500	7,500
NBCUniversal Media, LLC 2.875% 2016	15,000	15,602
NBC Universal Enterprise, Inc. 0.924% 2018[1,2]	10,425	10,497
NBC Universal Enterprise, Inc. 1.974% 2019[1]	8,645	8,467
NBCUniversal Media, LLC 2.875% 2023	7,300	7,066
NBCUniversal Media, LLC 4.45% 2043	2,100	2,040
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	17,895	18,163
Thomson Reuters Corp. 1.30% 2017	1,890	1,882
Thomson Reuters Corp. 6.50% 2018	25,855	30,087
Thomson Reuters Corp. 4.30% 2023	9,805	10,064
Thomson Reuters Corp. 5.65% 2043	1,905	2,021
Comcast Corp. 5.875% 2018	7,320	8,391
Comcast Corp. 5.15% 2020	7,500	8,506
Comcast Corp. 3.60% 2024	3,100	3,124
Comcast Corp. 4.65% 2042	5,035	5,042
Comcast Corp. 4.75% 2044	11,700	11,924
Time Warner Cable Inc. 7.50% 2014	10,050	10,050
Time Warner Cable Inc. 6.75% 2018	11,650	13,673
Time Warner Cable Inc. 4.00% 2021	11,935	12,402
Cox Communications, Inc. 5.45% 2014	3,437	3,553
Cox Communications, Inc. 2.95% 2023[1]	27,930	25,544
DISH DBS Corp. 4.625% 2017	5,755	6,144
DISH DBS Corp. 4.25% 2018	15,700	16,426
News America Inc. 6.90% 2019	12,750	15,360
News America Inc. 3.00% 2022	4,750	4,572
News America Inc. 6.15% 2037	300	348
News America Inc. 5.40% 2043	1,000	1,081
Viacom Inc. 4.25% 2023	2,735	2,819
Viacom Inc. 5.85% 2043	7,100	7,830
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	7,350	7,718
Grupo Televisa, SAB 6.625% 2040	5,200	6,008
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,571
CBS Corp. 1.95% 2017	$5,000	5,066
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,230	3,505
Warner Music Group 6.00% 2021[1]	2,520	2,640
UPC Germany GmbH 9.625% 2019	€1,250	1,900
		376,414
Bonds, notes & other debt instruments

Consumer discretionary (continued)	Principal amount	Value
Automobiles & components 0.86%	(000)	(000)

DaimlerChrysler North America Holding Corp. 1.30% 2015[1]	$11,000	$ 11,081
DaimlerChrysler North America Holding Corp. 1.25% 2016[1]	6,250	6,288
DaimlerChrysler North America Holding Corp. 2.625% 2016[1]	7,250	7,520
Daimler Finance NA LLC 3.00% 2016[1]	1,000	1,040
DaimlerChrysler North America Holding Corp. 1.098% 2018[1,2]	7,500	7,588
DaimlerChrysler North America Holding Corp. 1.875% 2018[1]	13,450	13,408
DaimlerChrysler North America Holding Corp. 2.375% 2018[1]	10,700	10,812
DaimlerChrysler North America Holding Corp. 2.875% 2021[1]	26,250	26,033
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,467
Ford Motor Credit Co. 1.70% 2016	10,500	10,623
Ford Motor Credit Co. 2.50% 2016	9,000	9,246
Ford Motor Credit Co. 2.375% 2018	11,550	11,661
Ford Motor Credit Co. 2.375% 2019	22,325	22,186
Ford Motor Credit Co. 4.375% 2023	21,665	22,399
Volkswagen International Finance NV 0.857% 2014[1,2]	12,000	12,000
Volkswagen International Finance NV 4.00% 2020[1]	11,650	12,494
RCI Banque 3.50% 2018[1]	21,000	21,807
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,067
Stackpole Intl. 7.75% 2021[1]	4,000	4,305
Dynacast International LLC 9.25% 2019	2,825	3,157
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[2,3,4]	2,400	2,409
		231,591

Consumer services 0.32%

Caesars Entertainment Operating Co. 11.25% 2017	6,295	6,075
Caesars Entertainment Operating Co. 8.00% 2020[1]	4,000	4,230
Caesars Entertainment Operating Co. 9.00% 2020	11,575	10,446
Carnival Corp. 3.95% 2020	11,950	12,205
Burger King Corp 0%/11.00% 2019[1,7]	8,075	7,429
Seminole Tribe of Florida 7.804% 2020[1,3]	6,440	7,213
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,6]	6,750	6,805
Hilton Worldwide, Term Loan B, 3.75% 2020[2,3,4]	2,480	2,488
Hilton Hotels Corp. 5.625% 2021[1]	3,515	3,680
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	1,070	1,077
Playa Resorts Holding BV 8.00% 2020[1]	4,525	4,910
NCL Corp. Ltd. 5.00% 2018	3,450	3,597
Seneca Gaming Corp. 8.25% 2018[1]	2,775	2,983
MGM Resorts International 6.625% 2015	2,600	2,769
Laureate Education, Inc. 9.25% 2019[1]	2,100	2,247
Boyd Gaming Corp. 9.125% 2018	2,000	2,178
Six Flags Entertainment Corp. 5.25% 2021[1]	2,000	2,020
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[2,3,4]	1,950	1,953
Royal Caribbean Cruises Ltd. 11.875% 2015	600	682
		84,987

Retailing 0.31%

Dollar General Corp. 4.125% 2017	3,183	3,407
Dollar General Corp. 1.875% 2018	1,817	1,787
Dollar General Corp. 3.25% 2023	42,724	40,415
Macy’s Retail Holdings, Inc. 7.875% 2015[2]	9,891	10,744
Home Depot, Inc. 4.40% 2021	7,500	8,259
Home Depot, Inc. 3.75% 2024	2,200	2,252
Toys “R” Us Property Co. II, LLC 8.50% 2017	6,000	6,143
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary — Retailing (continued)	(000)	(000)

Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	$ 923	$ 927
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	1,500	1,656
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,6]	1,965	2,181
Lowe’s Companies, Inc. 5.00% 2043	4,000	4,260
		82,031

Utilities 2.83%

MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,682
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	8,025	9,503
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,825	12,031
NV Energy, Inc 6.25% 2020	34,899	40,814
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,254
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,735	2,719
MidAmerican Energy Holdings Co. 3.75% 2023[1]	22,468	22,400
MidAmerican Energy Co. 3.50% 2024	5,275	5,249
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,740	5,818
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	14,320	16,869
CMS Energy Corp. 8.75% 2019	10,619	13,650
CMS Energy Corp. 6.25% 2020	1,597	1,876
Consumers Energy Co. 2.85% 2022	12,500	12,235
CMS Energy Corp. 5.05% 2022	19,555	21,789
CMS Energy Corp. 3.875% 2024	15,995	16,241
CMS Energy Corp. 4.875% 2044	5,000	5,114
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	55,922
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	4,500	4,472
Niagara Mohawk Power 3.553% 2014[1]	14,850	15,079
National Grid PLC 6.30% 2016	35,805	39,992
PG&E Corp. 5.75% 2014	2,000	2,000
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,986
PG&E Corp. 2.40% 2019	6,415	6,382
Pacific Gas and Electric Co. 2.45% 2022	7,500	6,986
Pacific Gas and Electric Co. 3.25% 2023	16,950	16,427
Pacific Gas and Electric Co. 3.85% 2023	5,889	5,951
Pacific Gas and Electric Co. 3.75% 2024	7,745	7,746
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,540
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,480
Virginia Electric and Power Co. 1.20% 2018	9,600	9,411
Virginia Electric and Power Co. 2.95% 2022	3,535	3,497
Virginia Electric and Power Co. 3.45% 2024	8,095	8,096
Virginia Electric and Power Co. 4.45% 2044	9,500	9,608
Teco Finance, Inc. 6.75% 2015	14,651	15,602
Teco Finance, Inc. 4.00% 2016	2,060	2,181
Teco Finance, Inc. 5.15% 2020	11,923	13,207
Tampa Electric Co. 2.60% 2022	1,900	1,796
Tampa Electric Co. 4.10% 2042	5,060	4,831
Puget Sound Energy, Inc., First Lien, 6.50% 2020	7,995	9,338
Puget Sound Energy, Inc., First Lien, 6.00% 2021	6,496	7,497
Puget Sound Energy, Inc., First Lien, 5.625% 2022	11,785	13,455
Iberdrola Finance Ireland 3.80% 2014[1]	13,099	13,272
Scottish Power PLC 5.375% 2015	12,000	12,510
Iberdrola Finance Ireland 5.00% 2019[1]	4,000	4,400
Progress Energy, Inc. 7.05% 2019	8,840	10,597
Duke Energy Corp. 3.95% 2023	4,800	4,932
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

Progress Energy, Inc. 7.00% 2031	$ 750	$ 967
Progress Energy, Inc. 7.75% 2031	3,920	5,371
American Electric Power Co. 1.65% 2017	7,900	7,858
American Electric Power Co. 2.95% 2022	14,416	13,776
E.ON International Finance BV 5.80% 2018[1]	16,500	18,765
Public Service Co. of Colorado 5.80% 2018	9,606	11,069
Public Service Co. of Colorado 3.20% 2020	5,000	5,144
Xcel Energy Inc. 4.70% 2020	500	552
Entergy Corp. 4.70% 2017	9,900	10,504
Entergy Arkansas, INC 3.05% 2023	6,100	5,911
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	16,131
Enel Finance International SA 3.875% 2014[1]	1,235	1,254
Enel Finance International SA 5.125% 2019[1]	2,000	2,196
Enel Finance International SA 6.00% 2039[1]	692	725
Enel Società per Azioni 8.75% 2073[1,2]	9,500	10,696
AES Corp. 7.75% 2015	6,575	7,183
AES Corp. 8.00% 2020	2,350	2,785
AES Corp. 5.50% 2024	1,875	1,866
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	11,302
TXU, Term Loan, 4.737% 2017[2,3,4]	14,373	10,403
Midwest Generation, LLC, Series B, 8.56% 2016[3,8]	7,968	8,925
CEZ, a s 4.25% 2022[1]	7,230	7,415
Israel Electric Corp. Ltd. 8.10% 2096[1]	6,250	6,453
Colbun SA 6.00% 2020[1]	5,400	5,959
PSEG Power LLC 2.75% 2016	3,140	3,266
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,484
Consolidated Edison Company of New York, Inc. 4.45% 2044	5,280	5,253
EDP Finance BV 5.25% 2021[1]	5,000	5,170
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[1]	1,055	1,215
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[1]	610	602
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,778
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[1]	1,000	1,185
Electricité de France SA 1.15% 2017[1]	3,000	2,998
Electricité de France SA 4.875% 2044[1]	1,215	1,216
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,266
Comision Federal de Electricidad 4.875% 2024[1]	2,500	2,544
Veolia Environnement 6.00% 2018	1,000	1,133
Veolia Environnement 6.75% 2038	500	592
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]	1,230	1,289
		759,638

Consumer staples 2.75%
Food, beverage & tobacco 2.32%

Altria Group, Inc. 9.25% 2019	4,392	5,804
Altria Group, Inc. 4.75% 2021	4,850	5,302
Altria Group, Inc. 2.85% 2022	6,800	6,394
Altria Group, Inc. 2.95% 2023	16,500	15,266
Altria Group, Inc. 4.00% 2024	5,750	5,773
Altria Group, Inc. 9.95% 2038	6,350	10,219
Altria Group, Inc. 10.20% 2039	4,000	6,584
Altria Group, Inc. 4.50% 2043	10,900	10,051
Altria Group, Inc. 5.375% 2044	11,700	12,277
Coca-Cola Co. 1.50% 2015	18,970	19,275
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples — Food, beverage & tobacco (continued)	(000)	(000)

Coca-Cola Co. 1.80% 2016	$10,500	$ 10,773
Coca-Cola Co. 2.45% 2020	2,900	2,862
Coca-Cola Co. 3.15% 2020	4,190	4,303
Coca-Cola Co. 3.20% 2023	30,725	30,281
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,057
Anheuser-Busch InBev NV 4.125% 2015	32,375	33,288
Anheuser-Busch InBev NV 3.70% 2024	7,000	7,088
ConAgra Foods, Inc. 1.30% 2016	9,630	9,699
ConAgra Foods, Inc. 1.90% 2018	19,775	19,631
ConAgra Foods, Inc. 3.20% 2023	34,490	33,008
Reynolds American Inc. 3.25% 2022	30,060	28,336
Reynolds American Inc. 4.85% 2023	15,000	15,745
Reynolds American Inc. 4.75% 2042	5,700	5,352
Reynolds American Inc. 6.15% 2043	8,650	9,795
Pernod Ricard SA 2.95% 2017[1]	15,000	15,558
Pernod Ricard SA 4.45% 2022[1]	34,850	36,512
Philip Morris International Inc. 1.875% 2019	18,775	18,558
Philip Morris International Inc. 2.90% 2021	9,200	9,096
Philip Morris International Inc. 2.50% 2022	1,600	1,507
Philip Morris International Inc. 2.625% 2023	2,500	2,341
Philip Morris International Inc. 3.60% 2023	18,480	18,453
WM. Wrigley Jr. Co 2.40% 2018[1]	1,025	1,029
WM. Wrigley Jr. Co 3.375% 2020[1]	42,300	42,784
SABMiller Holdings Inc. 2.45% 2017[1]	11,875	12,221
SABMiller Holdings Inc. 2.20% 2018[1]	13,700	13,700
SABMiller Holdings Inc. 3.75% 2022[1]	12,030	12,317
Kraft Foods Inc. 1.625% 2015	6,120	6,191
Kraft Foods Inc. 2.25% 2017	5,300	5,438
Kraft Foods Inc. 3.50% 2022	12,200	12,297
Kraft Foods Inc. 6.50% 2040	2,000	2,496
Kraft Foods Inc. 5.00% 2042	5,000	5,256
British American Tobacco International Finance PLC 2.125% 2017[1]	4,000	4,076
British American Tobacco International Finance PLC 9.50% 2018[1]	15,750	20,573
Mondelez International, Inc. 4.00% 2024	16,000	16,270
Imperial Tobacco Finance PLC 2.05% 2018[1]	8,050	7,995
Imperial Tobacco Finance PLC 3.50% 2023[1]	4,673	4,491
PepsiCo, Inc. 2.50% 2016	7,500	7,773
Smithfield Foods, Inc. 7.75% 2017	750	874
Smithfield Foods, Inc. 5.25% 2018[1]	375	390
Smithfield Foods, Inc. 5.875% 2021[1]	300	312
Smithfield Foods, Inc. 6.625% 2022	1,870	2,029
BFF International Ltd. 7.25% 2020[1]	2,500	2,850
Del Monte Corp. 7.625% 2019	2,423	2,527
Constellation Brands, Inc. 8.375% 2014	550	577
Constellation Brands, Inc. 7.25% 2017	750	874
Constellation Brands, Inc. 6.00% 2022	500	556
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,248
Marfrig Overseas Ltd. 9.50% 2020[1]	100	101
		622,433

Food & staples retailing 0.43%

Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,843
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,006
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples — Food & staples retailing (continued)	(000)	(000)

Wal-Mart Stores, Inc. 5.80% 2018	$11,095	$ 12,790
CVS Caremark Corp. 2.25% 2018	2,500	2,505
CVS Caremark Corp. 4.00% 2023	14,600	14,949
CVS Caremark Corp. 5.30% 2043	4,755	5,269
Kroger Co. 3.90% 2015	10,000	10,467
Kroger Co. 3.85% 2023	725	723
Kroger Co. 4.00% 2024	3,745	3,793
Kroger Co. 5.15% 2043	5,905	6,102
Delhaize Group 6.50% 2017	16,205	18,385
Tesco PLC 5.50% 2017[1]	12,459	13,904
Rite Aid Corp. 8.00% 2020	2,000	2,230
Ingles Markets, Inc. 5.75% 2023	1,600	1,608
		116,574

Household & personal products 0.00%

Procter & Gamble Co. 3.50% 2015	150	154

Telecommunication services 2.46%

Verizon Communications Inc. 3.00% 2016	24,000	25,042
Verizon Communications Inc. 1.003% 2019[2]	11,152	11,263
Verizon Communications Inc. 2.55% 2019	5,655	5,696
Verizon Communications Inc. 3.45% 2021	2,110	2,143
Verizon Communications Inc. 5.15% 2023	50,710	55,605
Verizon Communications Inc. 4.15% 2024	33,670	34,281
Verizon Communications Inc. 5.05% 2034	17,256	17,758
Verizon Communications Inc. 6.55% 2043	61,905	75,607
Sprint Nextel Corp. 8.375% 2017	5,075	5,995
Sprint Nextel Corp. 9.125% 2017	3,500	4,156
Sprint Nextel Corp. 7.00% 2020	6,700	7,337
Sprint Nextel Corp. 11.50% 2021	6,550	8,744
Sprint Corp. 7.875% 2023[1]	23,675	26,102
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,439
Deutsche Telekom International Finance BV 3.125% 2016[1]	15,300	15,958
Deutsche Telekom International Finance BV 2.25% 2017[1]	9,550	9,777
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,739
Wind Acquisition SA 11.75% 2017[1]	27,212	28,709
Wind Acquisition SA 11.75% 2017	€9,600	13,950
Wind Acquisition SA 7.25% 2018[1]	$ 5,075	5,380
Wind Acquisition SA 7.25% 2018[1]	1,100	1,163
SBC Communications Inc. 5.10% 2014	11,848	12,098
AT&T Inc. 0.90% 2016	10,000	10,003
AT&T Inc. 1.40% 2017	12,015	11,901
Cricket Communications, Inc. 7.75% 2020	7,200	8,242
NII Capital Corp. 10.00% 2016	11,400	4,703
NII Capital Corp. 7.875% 2019[1]	6,850	4,692
NII Capital Corp. 8.875% 2019	9,975	4,514
NII Capital Corp. 11.375% 2019[1]	18,825	13,366
NII Capital Corp. 7.625% 2021	25,855	7,369
Frontier Communications Corp. 8.125% 2018	4,025	4,719
Frontier Communications Corp. 8.50% 2020	2,950	3,444
Frontier Communications Corp. 9.25% 2021	2,450	2,916
Frontier Communications Corp. 8.75% 2022	1,275	1,461
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Frontier Communications Corp. 7.125% 2023	$ 4,575	$ 4,792
Frontier Communications Corp. 7.625% 2024	11,400	11,970
Telecom Italia Capital SA 6.999% 2018	13,887	15,814
Telecom Italia Capital SA 7.175% 2019	10,210	11,754
Telecom Italia Capital SA 7.20% 2036	1,429	1,463
T-Mobile US, Inc. 6.542% 2020	4,100	4,428
MetroPCS Wireless, Inc. 6.25% 2021	13,425	14,247
MetroPCS Wireless, Inc. 6.625% 2023	8,450	8,999
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,219
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,777
LightSquared, Term Loan B, 12.00% 2014[3,4,6,8]	18,669	22,309
France Télécom 2.125% 2015	4,200	4,271
Orange SA 2.75% 2019	12,838	13,019
France Télécom 4.125% 2021	2,025	2,102
Digicel Group Ltd. 8.25% 2020[1]	9,150	9,813
Digicel Group Ltd. 6.00% 2021[1]	4,465	4,577
Digicel Group Ltd. 7.125% 2022[1]	1,975	2,002
América Móvil, SAB de CV 2.375% 2016	3,000	3,102
América Móvil, SAB de CV 5.00% 2020	6,700	7,377
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,972
Trilogy International Partners, LLC 10.25% 2016[1]	$ 9,250	9,551
Intelsat Jackson Holding Co. 7.25% 2020	3,500	3,811
Intelsat Jackson Holding Co. 6.625% 2022[1]	4,880	5,100
British Telecommunications PLC 2.35% 2019	2,745	2,736
Level 3 Communications, Inc. 11.875% 2019	1,000	1,135
		660,612
Materials 1.42%

Xstrata Canada Financial Corp. 3.60% 2017[1]	9,750	10,162
Glencore Xstrata LLC 1.599% 2019[1,2]	19,275	19,351
Glencore Xstrata LLC 2.50% 2019[1]	12,500	12,088
Xstrata Canada Financial Corp. 4.95% 2021[1]	20,315	21,034
Glencore Xstrata LLC 4.125% 2023[1]	20,285	19,413
Xstrata Canada Financial Corp. 5.55% 2042[1,2]	1,000	968
Rio Tinto Finance (USA) Ltd. 1.375% 2016	2,000	2,018
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,803
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,032
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,170	13,247
FMG Resources 6.00% 2017[1]	16,255	17,159
FMG Resources 6.875% 2018[1]	8,365	8,836
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	8,795
BHP Billiton Finance (USA) Ltd. 5.00% 2043	15,155	16,100
First Quantum Minerals Ltd. 6.75% 2020[1]	9,750	9,921
First Quantum Minerals Ltd. 7.00% 2021[1]	9,750	9,969
Newcrest Finance Pty Ltd. 4.45% 2021[1]	20,625	18,496
Reynolds Group Inc. 9.875% 2019	1,480	1,661
Reynolds Group Inc. 5.75% 2020	14,785	15,561
Mosaic Co. 4.25% 2023	15,200	15,626
Cliffs Natural Resources Inc. 3.95% 2018	2,500	2,516
Cliffs Natural Resources Inc. 4.875% 2021	12,075	11,780
Cliffs Natural Resources Inc. 6.25% 2040	1,145	995
CEMEX SAB de CV 5.875% 2019[1]	6,000	6,233
CEMEX España, SA 9.25% 2020[1]	1,126	1,241
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

CEMEX Finance LLC 9.375% 2022[1]	$ 4,075	$ 4,803
ArcelorMittal 5.00% 2017[2]	500	533
ArcelorMittal 7.25% 2041[2]	10,095	10,171
E.I. du Pont de Nemours and Co. 5.25% 2016	500	557
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,472
Ecolab Inc. 3.00% 2016	7,320	7,676
Ecolab Inc. 5.50% 2041	750	857
JMC Steel Group Inc. 8.25% 2018[1]	8,075	8,287
Dow Chemical Co. 5.70% 2018	1,004	1,142
Dow Chemical Co. 3.00% 2022	7,500	7,143
Ryerson Inc. 9.00% 2017	400	433
Ryerson Inc. 11.25% 2018	6,075	6,834
International Paper Co. 7.95% 2018	4,500	5,510
International Paper Co. 4.75% 2022	1,500	1,625
Packaging Corp. of America 4.50% 2023	6,085	6,312
Teck Resources Ltd. 4.75% 2022	4,000	4,105
Teck Resources Ltd. 6.25% 2041	1,750	1,813
Holcim Ltd. 6.00% 2019[1]	1,607	1,832
Holcim Ltd. 5.15% 2023[1]	3,315	3,549
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,797
Walter Energy, Inc. 9.50% 2019[1]	3,450	3,523
Inversiones CMPC SA 4.375% 2023[1]	3,000	2,917
Barrick Gold Corp. 3.85% 2022	3,000	2,871
LSB Industries, Inc. 7.75% 2019[1]	2,500	2,694
Yara International ASA 7.875% 2019[1]	2,175	2,646
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[2,3,4]	1,190	1,193
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	1,250	1,366
Ball Corp. 5.75% 2021	1,850	1,984
Ball Corp. 5.00% 2022	530	546
Georgia-Pacific Corp. 5.40% 2020[1]	2,000	2,246
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,145
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,457
Georgia Gulf Corp. 4.625% 2021[1]	250	248
Georgia Gulf Corp. 4.875% 2023[1]	1,065	1,049
Packaging Dynamics Corp. 8.75% 2016[1]	985	1,013
Caraustar, Term Loan, 7.50% 2019[2,3,4]	721	734
Praxair, Inc. 4.625% 2015	500	520
		380,608
Information technology 0.59%
Software & services 0.40%

First Data Corp. 6.75% 2020[1]	1,200	1,296
First Data Corp. 8.25% 2021[1]	2,843	3,099
First Data Corp. 11.75% 2021	21,975	23,184
First Data Corp. 12.625% 2021	4,695	5,610
First Data Corp. 8.75% 2022[1,2,6]	2,701	2,964
International Business Machines Corp. 2.00% 2016	12,500	12,827
International Business Machines Corp. 1.625% 2020	4,500	4,266
International Business Machines Corp. 3.625% 2024	11,210	11,328
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	12,787	12,851
SRA International, Inc. 11.00% 2019	11,080	11,717
Xerox Corp. 2.95% 2017	11,535	12,003
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology — Software & services (continued)	(000)	(000)

Xerox Corp. 2.75% 2019	$ 5,000	$ 5,011
Compucom Systems Inc., 7.00% 2021[1]	700	707
		106,863

Semiconductors & semiconductor equipment 0.14%

Freescale Semiconductor, Inc. 10.75% 2020	2,470	2,878
Freescale Semiconductor, Inc. 5.00% 2021[1]	12,220	12,525
Freescale Semiconductor, Inc. 6.00% 2022[1]	5,250	5,585
National Semiconductor Corp. 6.60% 2017	6,000	6,977
NXP BV and NXP Funding LLC 3.75% 2018[1]	4,700	4,747
Samsung Electronics America, Inc. 1.75% 2017[1]	4,500	4,512
		37,224

Technology hardware & equipment 0.05%

Alcatel-Lucent USA Inc. 4.625% 2017[1]	8,475	8,751
Alcatel-Lucent USA Inc. 6.75% 2020[1]	225	239
Alcatel-Lucent USA Inc. 8.875% 2020[1]	1,100	1,254
Hewlett-Packard Co. 0.633% 2014[2]	2,000	2,001
Hughes Satellite Systems Corp. 7.625% 2021	575	651
		12,896

Total corporate bonds & notes		8,327,769
U.S. Treasury bonds & notes 27.96%
U.S. Treasury 23.54%

U.S. Treasury 0.25% 2015	10,310	10,297
U.S. Treasury 0.25% 2015	10,000	9,999
U.S. Treasury 0.25% 2015	8,385	8,395
U.S. Treasury 0.375% 2015	110,390	110,678
U.S. Treasury 0.25% 2016	18,325	18,232
U.S. Treasury 0.625% 2016	462,500	460,849
U.S. Treasury 0.875% 2016	195,500	196,640
U.S. Treasury 1.00% 2016	366,125	369,219
U.S. Treasury 1.50% 2016[9]	309,000	315,542
U.S. Treasury 1.50% 2016	145,819	148,953
U.S. Treasury 1.75% 2016	25,000	25,669
U.S. Treasury 5.125% 2016	16,300	17,900
U.S. Treasury 7.50% 2016	45,000	52,938
U.S. Treasury 0.75% 2017	46,750	46,332
U.S. Treasury 0.875% 2017	115,850	115,632
U.S. Treasury 1.00% 2017	598,151	599,856
U.S. Treasury 4.625% 2017	33,500	37,104
U.S. Treasury 8.75% 2017	25,000	31,000
U.S. Treasury 1.25% 2018	144,700	142,247
U.S. Treasury 1.25% 2018	110,500	108,786
U.S. Treasury 2.375% 2018	20,000	20,777
U.S. Treasury 1.00% 2019	60,000	57,168
U.S. Treasury 1.125% 2019	40,000	38,674
U.S. Treasury 1.50% 2019	1,850	1,832
U.S. Treasury 1.625% 2019	7,500	7,466
U.S. Treasury 1.125% 2020	77,500	73,402
U.S. Treasury 1.25% 2020	77,500	74,077
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 1.375% 2020	$ 57,750	$ 55,325
U.S. Treasury 2.00% 2020	22,000	21,676
U.S. Treasury 2.125% 2021	15,600	15,451
U.S. Treasury 8.00% 2021	500	698
U.S. Treasury 1.625% 2022	115,193	106,609
U.S. Treasury 1.625% 2022	74,553	69,329
U.S. Treasury 1.75% 2023	19,975	18,506
U.S. Treasury 2.00% 2023	58,429	55,569
U.S. Treasury 2.50% 2023	523,965	516,582
U.S. Treasury 2.75% 2023	450,750	452,832
U.S. Treasury 2.75% 2024	304,850	305,588
U.S. Treasury 6.875% 2025	77,500	108,270
U.S. Treasury 6.00% 2026	300	395
U.S. Treasury 6.125% 2027	13,750	18,518
U.S. Treasury 6.375% 2027	6,750	9,264
U.S. Treasury 5.25% 2029	41,850	52,361
U.S. Treasury 4.50% 2036	63,707	74,776
U.S. Treasury 4.75% 2037	54,000	65,627
U.S. Treasury 5.00% 2037	52,150	65,501
U.S. Treasury 4.375% 2038	48,725	56,159
U.S. Treasury 3.50% 2039	6,500	6,521
U.S. Treasury 3.75% 2041	22,000	22,925
U.S. Treasury 2.75% 2042	1,250	1,065
U.S. Treasury 3.00% 2042	8,951	8,071
U.S. Treasury 2.875% 2043	314,745	274,738
U.S. Treasury 3.625% 2043	202,225	204,720
U.S. Treasury 3.75% 2043	232,150	240,384
U.S. Treasury 3.625% 2044	398,312	402,996

6,330,120
U.S. Treasury inflation-protected securities[10] 4.42%

U.S. Treasury Inflation-Protected Security 2.00% 2014	86,857	88,321
U.S. Treasury Inflation-Protected Security 0.50% 2015	233,153	238,081
U.S. Treasury Inflation-Protected Security 1.625% 2015	137,636	141,297
U.S. Treasury Inflation-Protected Security 0.125% 2016	21,192	21,785
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,568	25,030
U.S. Treasury Inflation-Protected Security 2.375% 2017	40,593	44,496
U.S. Treasury Inflation-Protected Security 0.125% 2018	125,696	128,716
U.S. Treasury Inflation-Protected Security 1.375% 2020	12,979	14,043
U.S. Treasury Inflation-Protected Security 0.625% 2021	15,037	15,498
U.S. Treasury Inflation-Protected Security 0.125% 2022	17,514	17,170
U.S. Treasury Inflation-Protected Security 0.125% 2023	32,628	31,594
U.S. Treasury Inflation-Protected Security 0.375% 2023	50,270	49,760
U.S. Treasury Inflation-Protected Security 0.625% 2024	101,241	101,665
U.S. Treasury Inflation-Protected Security 2.00% 2026	28,282	32,247
U.S. Treasury Inflation-Protected Security 1.75% 2028	9,378	10,403
U.S. Treasury Inflation-Protected Security 0.75% 2042	111,271	97,166
U.S. Treasury Inflation-Protected Security 0.625% 2043	77,035	64,633
U.S. Treasury Inflation-Protected Security 1.375% 2044	65,793	67,277
		1,189,182
Total U.S. Treasury bonds & notes		7,519,302

Bonds, notes & other debt instruments

Mortgage-backed obligations 20.75%	Principal amount	Value
Federal agency mortgage-backed obligations[3] 15.98%	(000)	(000)

Fannie Mae 3.306% 2017[2]	$ 3,944	$ 4,184
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	956	1,000
Fannie Mae 5.50% 2019	32	34
Fannie Mae 5.50% 2020	3,147	3,354
Fannie Mae 5.50% 2020	440	473
Fannie Mae 11.048% 2020[2]	35	40
Fannie Mae 5.00% 2023	2,157	2,332
Fannie Mae 5.50% 2023	12,724	13,835
Fannie Mae 5.50% 2023	12,329	13,394
Fannie Mae 6.00% 2023	307	338
Fannie Mae 4.50% 2024	6,958	7,392
Fannie Mae 6.00% 2024	3,227	3,561
Fannie Mae 4.50% 2025	8,771	9,444
Fannie Mae 4.50% 2025	5,601	6,030
Fannie Mae 4.50% 2025	5,358	5,767
Fannie Mae, Series 2001-4, Class GA, 9.513% 2025[2]	112	128
Fannie Mae, Series 2001-4, Class NA, 10.502% 2025[2]	158	176
Fannie Mae 2.461% 2026[2]	264	277
Fannie Mae 6.00% 2026	7,954	8,768
Fannie Mae 2.50% 2027	26,664	26,741
Fannie Mae 2.50% 2027	18,983	19,038
Fannie Mae 2.50% 2027	13,812	13,853
Fannie Mae 2.50% 2027	13,663	13,702
Fannie Mae 2.50% 2027	13,534	13,574
Fannie Mae 2.50% 2027	13,291	13,330
Fannie Mae 2.50% 2027	11,920	11,955
Fannie Mae 2.50% 2027	7,525	7,529
Fannie Mae 2.50% 2027	5,326	5,329
Fannie Mae 2.50% 2027	4,483	4,496
Fannie Mae 2.50% 2027	3,139	3,141
Fannie Mae 2.50% 2027	2,354	2,356
Fannie Mae 2.50% 2027	2,143	2,149
Fannie Mae 2.50% 2027	1,803	1,804
Fannie Mae 2.50% 2027	1,595	1,596
Fannie Mae 2.50% 2027	1,486	1,487
Fannie Mae 2.50% 2027	854	857
Fannie Mae 2.50% 2027	730	731
Fannie Mae 2.50% 2027	721	722
Fannie Mae 3.00% 2027	64,560	66,504
Fannie Mae 3.00% 2027	56,975	58,692
Fannie Mae 3.00% 2027	22,848	23,536
Fannie Mae 3.00% 2027	22,667	23,347
Fannie Mae 3.00% 2027	19,528	20,116
Fannie Mae 5.50% 2027	2,931	3,231
Fannie Mae 2.50% 2028	25,851	25,865
Fannie Mae 2.50% 2028	13,473	13,482
Fannie Mae 2.50% 2028	7,334	7,338
Fannie Mae 2.50% 2028	1,955	1,959
Fannie Mae 2.50% 2028	1,952	1,956
Fannie Mae 2.50% 2028	1,948	1,952
Fannie Mae 2.50% 2028	1,951	1,952
Fannie Mae 2.50% 2028	1,947	1,951
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 1,942	$ 1,946
Fannie Mae 2.50% 2028	1,938	1,943
Fannie Mae 2.50% 2028	972	974
Fannie Mae 2.50% 2028	970	972
Fannie Mae 2.50% 2028	968	970
Fannie Mae 2.50% 2028	961	963
Fannie Mae 2.50% 2028	956	958
Fannie Mae 3.00% 2028	95,729	98,605
Fannie Mae 6.00% 2028	1,637	1,803
Fannie Mae 6.00% 2028	908	1,003
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,089	1,080
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	262	305
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,186	2,405
Fannie Mae, Series 2001-20, Class E, 9.557% 2031[2]	24	26
Fannie Mae 6.50% 2032	123	132
Fannie Mae 4.50% 2034	30,853	33,078
Fannie Mae 6.50% 2034	497	538
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,386	2,675
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	3,104	2,888
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	2,575	2,351
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	766	689
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	2,224	2,439
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	7,859	8,737
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,171	5,747
Fannie Mae 6.50% 2036	3,988	4,443
Fannie Mae 6.50% 2036	2,690	3,041
Fannie Mae 7.00% 2036	759	863
Fannie Mae 7.00% 2036	283	288
Fannie Mae 7.50% 2036	359	410
Fannie Mae 8.00% 2036	415	477
Fannie Mae 1.844% 2037[2]	2,966	3,094
Fannie Mae 2.224% 2037[2]	2,383	2,531
Fannie Mae 2.399% 2037[2]	4,087	4,352
Fannie Mae 2.527% 2037[2]	4,700	5,006
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	7,584	8,305
Fannie Mae 6.00% 2037	2,236	2,446
Fannie Mae 6.00% 2037	938	1,026
Fannie Mae 6.50% 2037	3,366	3,752
Fannie Mae 6.50% 2037	2,233	2,464
Fannie Mae 6.50% 2037	2,161	2,414
Fannie Mae 6.50% 2037	231	248
Fannie Mae 7.00% 2037	1,214	1,366
Fannie Mae 7.00% 2037	1,001	1,127
Fannie Mae 7.00% 2037	992	1,117
Fannie Mae 7.00% 2037	243	265
Fannie Mae 7.00% 2037	167	184
Fannie Mae 7.00% 2037	121	132
Fannie Mae 7.50% 2037	390	446
Fannie Mae 7.50% 2037	317	363
Fannie Mae 7.50% 2037	256	293
Fannie Mae 7.50% 2037	246	281
Fannie Mae 7.50% 2037	181	207
Fannie Mae 7.50% 2037	166	190
Fannie Mae 7.50% 2037	146	167
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 7.50% 2037	$ 124	$ 141
Fannie Mae 7.50% 2037	122	140
Fannie Mae 7.50% 2037	83	94
Fannie Mae 7.50% 2037	66	69
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	119	137
Fannie Mae 2.382% 2038[2]	1,860	1,981
Fannie Mae 2.745% 2038[2]	4,036	4,297
Fannie Mae 5.301% 2038[2]	380	409
Fannie Mae 5.50% 2038	53	58
Fannie Mae 6.00% 2038	1,725	1,917
Fannie Mae 6.50% 2038	62,183	70,603
Fannie Mae 3.506% 2039[2]	2,663	2,786
Fannie Mae 3.566% 2039[2]	6,937	7,267
Fannie Mae 3.668% 2039[2]	1,709	1,800
Fannie Mae 3.743% 2039[2]	320	336
Fannie Mae 3.792% 2039[2]	1,846	1,952
Fannie Mae 3.794% 2039[2]	2,170	2,284
Fannie Mae 3.802% 2039[2]	864	909
Fannie Mae 3.942% 2039[2]	1,194	1,262
Fannie Mae 3.943% 2039[2]	719	755
Fannie Mae 3.962% 2039[2]	900	956
Fannie Mae 3.992% 2039[2]	4,195	4,430
Fannie Mae 4.50% 2039	20,651	22,089
Fannie Mae 5.00% 2039	17,605	19,343
Fannie Mae 5.50% 2039	14,960	16,501
Fannie Mae 5.50% 2039	2,214	2,446
Fannie Mae 3.211% 2040[2]	19,751	20,926
Fannie Mae 3.60% 2040[2]	3,695	3,926
Fannie Mae 4.00% 2040	6,145	6,403
Fannie Mae 4.191% 2040[2]	1,201	1,278
Fannie Mae 4.39% 2040[2]	4,162	4,446
Fannie Mae 4.50% 2040	4,694	5,019
Fannie Mae 5.00% 2040	2,179	2,390
Fannie Mae 5.50% 2040	9,412	10,423
Fannie Mae 5.50% 2040	1,075	1,187
Fannie Mae 2.922% 2041[2]	2,776	2,889
Fannie Mae 3.519% 2041[2]	1,396	1,458
Fannie Mae 3.555% 2041[2]	9,502	9,943
Fannie Mae 3.779% 2041[2]	3,999	4,277
Fannie Mae 4.00% 2041	13,973	14,592
Fannie Mae 4.00% 2041	10,522	10,965
Fannie Mae 4.00% 2041	6,116	6,374
Fannie Mae 4.00% 2041	5,010	5,221
Fannie Mae 4.00% 2041	3,478	3,628
Fannie Mae 4.50% 2041	5,027	5,375
Fannie Mae 5.00% 2041	14,382	15,745
Fannie Mae 5.00% 2041	11,269	12,342
Fannie Mae 5.00% 2041	6,328	7,000
Fannie Mae 5.00% 2041	4,944	5,473
Fannie Mae 5.00% 2041	3,220	3,562
Fannie Mae 5.00% 2041	2,224	2,460
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	2,939	3,399
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	787	885
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	$ 1,661	$ 1,942
Fannie Mae 3.00% 2042	6,205	6,010
Fannie Mae 3.00% 2042	195	188
Fannie Mae 3.00% 2042	185	179
Fannie Mae 3.50% 2042	40,232	40,515
Fannie Mae 3.50% 2042	22,412	22,582
Fannie Mae 3.50% 2042	19,220	19,356
Fannie Mae 3.50% 2042	11,498	11,589
Fannie Mae 3.50% 2042	6,490	6,541
Fannie Mae 3.50% 2042	4,396	4,429
Fannie Mae 3.50% 2042	4,315	4,348
Fannie Mae 3.50% 2042	4,131	4,162
Fannie Mae 3.50% 2042	1,845	1,859
Fannie Mae 3.50% 2042	1,037	1,045
Fannie Mae 4.00% 2042	93,912	97,781
Fannie Mae 4.00% 2042	52,761	54,974
Fannie Mae 4.00% 2042	31,888	33,291
Fannie Mae 4.00% 2042	18,831	19,612
Fannie Mae 4.00% 2042	17,404	18,135
Fannie Mae 4.00% 2042	9,754	10,184
Fannie Mae 4.00% 2042	7,974	8,322
Fannie Mae 4.00% 2042	1,542	1,610
Fannie Mae 4.00% 2042	735	763
Fannie Mae, Series 2002-W1, Class 2A, 6.616% 2042[2]	2,349	2,739
Fannie Mae 3.00% 2043	101,627	98,431
Fannie Mae 3.00% 2043	89,195	86,390
Fannie Mae 3.00% 2043	67,360	65,241
Fannie Mae 3.00% 2043	51,855	50,224
Fannie Mae 3.00% 2043	51,286	49,672
Fannie Mae 3.00% 2043	48,417	46,894
Fannie Mae 3.00% 2043	42,928	41,578
Fannie Mae 3.00% 2043	36,870	35,710
Fannie Mae 3.00% 2043	32,097	31,087
Fannie Mae 3.00% 2043	31,331	30,345
Fannie Mae 3.00% 2043	29,884	28,944
Fannie Mae 3.00% 2043	29,679	28,745
Fannie Mae 3.00% 2043	25,540	24,737
Fannie Mae 3.00% 2043	23,568	22,827
Fannie Mae 3.00% 2043	23,021	22,297
Fannie Mae 3.00% 2043	21,689	21,007
Fannie Mae 3.00% 2043	19,846	19,221
Fannie Mae 3.00% 2043	18,090	17,503
Fannie Mae 3.00% 2043	15,257	14,777
Fannie Mae 3.00% 2043	14,928	14,459
Fannie Mae 3.00% 2043	13,744	13,312
Fannie Mae 3.00% 2043	10,223	9,891
Fannie Mae 3.00% 2043	10,089	9,771
Fannie Mae 3.00% 2043	9,948	9,635
Fannie Mae 3.00% 2043	9,919	9,607
Fannie Mae 3.00% 2043	9,592	9,290
Fannie Mae 3.00% 2043	7,586	7,348
Fannie Mae 3.00% 2043	7,295	7,065
Fannie Mae 3.00% 2043	7,153	6,928
Fannie Mae 3.00% 2043	5,408	5,231
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 4,983	$ 4,827
Fannie Mae 3.00% 2043	4,979	4,823
Fannie Mae 3.00% 2043	4,814	4,662
Fannie Mae 3.00% 2043	4,298	4,160
Fannie Mae 3.00% 2043	3,669	3,554
Fannie Mae 3.00% 2043	2,989	2,895
Fannie Mae 3.00% 2043	2,983	2,890
Fannie Mae 3.00% 2043	2,981	2,887
Fannie Mae 3.00% 2043	2,978	2,884
Fannie Mae 3.00% 2043	2,954	2,861
Fannie Mae 3.00% 2043	2,939	2,846
Fannie Mae 3.00% 2043	2,798	2,710
Fannie Mae 3.00% 2043	2,055	1,990
Fannie Mae 3.00% 2043	1,993	1,931
Fannie Mae 3.00% 2043	1,992	1,930
Fannie Mae 3.00% 2043	1,986	1,923
Fannie Mae 3.00% 2043	1,122	1,087
Fannie Mae 3.00% 2043	997	965
Fannie Mae 3.00% 2043	996	965
Fannie Mae 3.00% 2043	996	964
Fannie Mae 3.00% 2043	996	964
Fannie Mae 3.00% 2043	991	960
Fannie Mae 3.00% 2043	913	884
Fannie Mae 3.00% 2043	912	883
Fannie Mae 3.00% 2043	855	828
Fannie Mae 3.00% 2043	797	772
Fannie Mae 3.00% 2043	712	689
Fannie Mae 3.00% 2043	693	671
Fannie Mae 3.00% 2043	680	659
Fannie Mae 3.00% 2043	667	646
Fannie Mae 3.00% 2043	654	634
Fannie Mae 3.00% 2043	637	617
Fannie Mae 3.00% 2043	632	612
Fannie Mae 3.00% 2043	615	595
Fannie Mae 3.00% 2043	613	593
Fannie Mae 3.00% 2043	498	483
Fannie Mae 3.00% 2043	496	480
Fannie Mae 3.00% 2043	432	418
Fannie Mae 3.00% 2043	344	333
Fannie Mae 3.00% 2043	318	308
Fannie Mae 3.00% 2043	269	261
Fannie Mae 3.00% 2043	267	258
Fannie Mae 3.00% 2043	200	194
Fannie Mae 3.00% 2043	187	181
Fannie Mae 3.00% 2043	148	143
Fannie Mae 3.00% 2043	96	93
Fannie Mae 3.00% 2043	92	89
Fannie Mae 3.00% 2043	67	65
Fannie Mae 3.00% 2043	42	40
Fannie Mae 3.00% 2043	25	24
Fannie Mae 4.00% 2043	12,832	13,361
Fannie Mae 4.00% 2043	12,266	12,803
Fannie Mae 3.00% 2044[11]	454,492	438,904
Fannie Mae 3.50% 2044[11]	5,660	5,695
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 4.00% 2044	$ 8,519	$ 8,886
Fannie Mae 4.00% 2044	4,010	4,187
Fannie Mae 4.50% 2044[11]	394,565	421,028
Fannie Mae 6.00% 2047	160	177
Fannie Mae 6.50% 2047	119	133
Fannie Mae 7.00% 2047	523	579
Fannie Mae 7.00% 2047	35	38
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,670
Freddie Mac 5.50% 2019	1,611	1,712
Freddie Mac, Series 2626, Class NG, 3.50% 2023	123	128
Freddie Mac 5.00% 2023	2,207	2,374
Freddie Mac 5.00% 2023	78	84
Freddie Mac 5.00% 2023	12	13
Freddie Mac, Series 1617, Class PM, 6.50% 2023	550	617
Freddie Mac 5.00% 2024	5,227	5,662
Freddie Mac 6.00% 2026	4,137	4,561
Freddie Mac 6.00% 2026	3,676	4,055
Freddie Mac 5.50% 2027	2,225	2,462
Freddie Mac 6.00% 2027	26,525	29,252
Freddie Mac 4.50% 2029	1,138	1,232
Freddie Mac, Series 2153, Class GG, 6.00% 2029	924	1,028
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,516	1,680
Freddie Mac 4.50% 2030	2,955	3,204
Freddie Mac 2.476% 2035[2]	4,289	4,559
Freddie Mac, Series 3061, Class PN, 5.50% 2035	11,107	12,118
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	2,057	1,907
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	1,867	1,730
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	1,811	1,663
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	1,674	1,553
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	31	28
Freddie Mac 4.50% 2036	2,249	2,406
Freddie Mac, Series 3257, Class PA, 5.50% 2036	17,660	19,575
Freddie Mac, Series 3233, Class PA, 6.00% 2036	12,814	14,277
Freddie Mac, Series 3156, Class NG, 6.00% 2036	3,981	4,389
Freddie Mac 1.705% 2037[2]	1,877	1,942
Freddie Mac 2.071% 2037[2]	4,010	4,223
Freddie Mac 2.407% 2037[2]	800	848
Freddie Mac 4.50% 2037	10,657	11,394
Freddie Mac, Series 3286, Class JN, 5.50% 2037	15,392	16,834
Freddie Mac, Series 3312, Class PA, 5.50% 2037	8,375	9,160
Freddie Mac, Series 3318, Class JT, 5.50% 2037	8,363	9,147
Freddie Mac 5.50% 2037	4,152	4,561
Freddie Mac 5.50% 2037	127	140
Freddie Mac 5.50% 2037	25	27
Freddie Mac, Series 3271, Class OA, 6.00% 2037	5,915	6,496
Freddie Mac 7.00% 2037	162	177
Freddie Mac 7.50% 2037	1,054	1,206
Freddie Mac 2.322% 2038[2]	3,837	4,048
Freddie Mac 2.527% 2038[2]	6,638	7,070
Freddie Mac 4.912% 2038[2]	1,294	1,377
Freddie Mac 5.50% 2038	3,417	3,757
Freddie Mac 5.50% 2038	3,043	3,345
Freddie Mac 5.50% 2038	2,199	2,418
Freddie Mac 5.50% 2038	1,413	1,553
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 5.50% 2038	$ 973	$ 1,070
Freddie Mac 5.50% 2038	591	650
Freddie Mac 5.50% 2038	371	408
Freddie Mac 3.763% 2039[2]	2,792	2,973
Freddie Mac 4.50% 2039	9,707	10,369
Freddie Mac 4.50% 2039	2,269	2,422
Freddie Mac 5.00% 2039	19,301	21,018
Freddie Mac 5.50% 2039	19,108	21,055
Freddie Mac 5.50% 2039	8,080	8,883
Freddie Mac 4.50% 2040	46,622	49,815
Freddie Mac 5.50% 2040	13	15
Freddie Mac 4.50% 2041	16,844	17,986
Freddie Mac 4.50% 2041	9,289	9,922
Freddie Mac 4.50% 2041	5,647	6,032
Freddie Mac 4.50% 2041	4,703	5,025
Freddie Mac 4.50% 2041	2,766	2,956
Freddie Mac 4.50% 2041	851	909
Freddie Mac 5.00% 2041	15,024	16,383
Freddie Mac 5.00% 2041	10,253	11,184
Freddie Mac 5.00% 2041	9,301	10,262
Freddie Mac 5.00% 2041	6,314	6,882
Freddie Mac 5.50% 2041	11,170	12,280
Freddie Mac 2.566% 2042[2]	6,662	6,678
Freddie Mac 2.581% 2042[2]	2,857	2,922
Freddie Mac 2.351% 2043[2]	13,267	13,120
Freddie Mac 2.429% 2043[2]	6,152	6,122
Freddie Mac 4.00% 2043	35,713	37,155
Freddie Mac 4.00% 2043	26,454	27,525
Freddie Mac 4.00% 2043	16,177	16,867
Freddie Mac 4.00% 2043	11,716	12,188
Freddie Mac 4.00% 2043	7,473	7,792
Freddie Mac 4.00% 2043	6,590	6,857
Freddie Mac 4.00% 2043	6,347	6,605
Freddie Mac 4.00% 2043	4,247	4,429
Freddie Mac 4.00% 2043	3,527	3,670
Freddie Mac 4.00% 2043	3,508	3,657
Freddie Mac 4.00% 2043	3,184	3,319
Freddie Mac 4.00% 2043	2,805	2,927
Freddie Mac 4.00% 2043	2,747	2,864
Freddie Mac 4.00% 2043	1,928	2,006
Freddie Mac 4.00% 2043	1,544	1,606
Freddie Mac 4.00% 2043	1,104	1,149
Freddie Mac 4.00% 2043	1,029	1,071
Freddie Mac 4.00% 2043	370	384
Freddie Mac 4.00% 2044	2,967	3,097
Freddie Mac 6.50% 2047	314	344
Freddie Mac 7.00% 2047	164	182
Government National Mortgage Assn. 10.00% 2021	210	234
Government National Mortgage Assn. 2.50% 2028	4,710	4,789
Government National Mortgage Assn. 5.00% 2035	1,981	2,179
Government National Mortgage Assn. 6.00% 2038	15,452	17,181
Government National Mortgage Assn. 6.50% 2038	308	346
Government National Mortgage Assn. 3.50% 2039	8,585	8,789
Government National Mortgage Assn. 5.00% 2039	2,510	2,741
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Government National Mortgage Assn. 3.50% 2040	$ 7,803	$ 7,977
Government National Mortgage Assn. 4.50% 2040	4,748	5,136
Government National Mortgage Assn. 5.50% 2040	14,648	16,537
Government National Mortgage Assn. 3.50% 2041	524	536
Government National Mortgage Assn. 4.50% 2041	26,762	28,980
Government National Mortgage Assn. 4.50% 2041	12,947	13,966
Government National Mortgage Assn. 4.50% 2041	2,223	2,404
Government National Mortgage Assn. 4.50% 2041	2,088	2,257
Government National Mortgage Assn. 4.50% 2041	1,598	1,729
Government National Mortgage Assn. 5.00% 2041	14,689	16,057
Government National Mortgage Assn. 3.50% 2042	1,405	1,417
Government National Mortgage Assn. 3.50% 2043	5,581	5,705
Government National Mortgage Assn. 4.00% 2043	273,630	287,940
Government National Mortgage Assn. 4.50% 2043	30,091	32,480
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,379
National Credit Union Administration, Series 2010-R2, Class 1A, 0.526% 2017[2]	1,482	1,486
National Credit Union Administration, Series 2011-R3, Class 1A, 0.555% 2020[2]	1,550	1,557
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[2]	1,803	1,815
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.703% 2048[1,2]	237	237
		4,295,697

Commercial mortgage-backed securities[3] 3.77%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	1,586	1,585
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[2]	10,028	10,044
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,648	1,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[2]	10,070	10,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,244	7,894
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[2]	47,285	51,428
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[1]	43,400	45,323
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[2]	33,812	37,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.698% 2049[2]	886	986
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	17,335
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[2]	2,964	3,332
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	11,056	11,073
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[2]	13,166	14,320
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	32,300	35,431
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	9,885	11,122
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2]	13,585	14,958
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	531	539
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	8,928	9,332
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[2]	8,870	9,671
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.294% 2044[2]	2,263	2,273
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[2]	7,166	7,801
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,431
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2]	16,770	18,419
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[2]	16,500	18,221
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	3,024	3,053
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[1]	8,240	8,253
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	27,145
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.678% 2039[2]	10,873	11,845
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2]	4,000	4,422
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.549% 2049[2]	12,708	13,735
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	40,860	43,877
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	7,434	8,057
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[3] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	$10,885	$ 11,462
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,060	2,272
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[2]	8,725	9,294
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2]	30,967	34,326
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[2]	8,680	9,913
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1]	52,025	54,360
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	41,210	44,422
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[2]	7,410	8,290
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	60	60
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2]	10,839	11,736
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[2]	2,500	2,620
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	10,925	11,684
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[2]	3,615	3,988
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.611% 2049[2]	4,083	4,519
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.892% 2051[2]	5,895	6,556
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[2]	6,220	7,089
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.648% 2042[2]	2,707	3,032
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	13,600	14,834
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[2]	22,195	24,774
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[2]	16,960	17,816
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	22,711	24,646
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[1]	2,000	2,073
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[1]	20,000	21,181
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[1]	10,000	10,900
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	28,905	32,705
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1]	17,920	17,989
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[1]	8,500	8,612
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[1]	3,610	3,655
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[1]	1,250	1,273
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.184% 2043[1,2]	1,750	1,817
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	16,115	17,684
Commercial Mortgage Trust, Series 2014-UBS2, Class A-5, 3.961% 2047	6,565	6,755
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	4,775	4,812
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[2]	9,547	10,390
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[2]	7,050	7,857
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1]	16,685	17,439
Aventura Mall Trust, Series A, 3.743% 2032[1,2]	14,505	15,140
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	10,397	11,365
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	3,275	3,679
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[2]	5,730	6,507
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.823% 2044[2]	7,861	8,666
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.133% 2049[2]	7,468	8,388
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	5,548	6,000
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	1,169	1,285
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049	5,293	5,783
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[1]	3,515	3,683
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[2]	1,850	2,049
Citigroup Commercial Mortgage Trust, Series 2014-CG-19, Class A-4, 4.023% 2047	1,785	1,849
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	563	619
		1,014,877

Other mortgage-backed securities[3] 0.86%

Royal Bank of Canada 3.125% 2015[1]	18,160	18,671
Royal Bank of Canada 1.125% 2017	4,000	4,013
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[3] (continued)	(000)	(000)

Royal Bank of Canada 2.00% 2019	$ 4,075	$ 4,082
Westpac Banking Corp. 1.375% 2015[1]	4,325	4,375
Westpac Banking Corp. 2.45% 2016[1]	4,325	4,477
Westpac Banking Corp. 1.25% 2018[1]	4,425	4,365
Westpac Banking Corp. 1.85% 2018[1]	9,000	8,889
Westpac Banking Corp. 1.375% 2019[1]	4,375	4,278
Bank of Montreal 1.30% 2014[1]	4,000	4,024
Bank of Montreal 2.85% 2015[1]	17,000	17,507
Bank of Montreal 2.625% 2016[1]	4,250	4,409
Commonwealth Bank of Australia 0.75% 2017[1]	3,850	3,856
Commonwealth Bank of Australia 2.25% 2017[1]	4,150	4,266
Commonwealth Bank of Australia 1.875% 2018[1]	10,300	10,209
National Australia Bank 2.00% 2017[1]	3,500	3,566
National Australia Bank 1.25% 2018[1]	2,880	2,828
National Australia Bank 2.00% 2019[1]	8,575	8,511
Bank of Nova Scotia 1.25% 2014[1]	4,000	4,023
Bank of Nova Scotia 2.15% 2016[1]	4,650	4,800
Bank of Nova Scotia 1.75% 2017[1]	4,150	4,227
Sparebank 1 Boligkreditt AS 2.625% 2017[1]	3,400	3,526
Sparebank 1 Boligkreditt AS 1.25% 2019[1]	4,000	3,898
Sparebank 1 Boligkreditt AS 1.75% 2020[1]	5,125	4,935
Swedbank AB 2.125% 2016[1]	3,400	3,502
Swedbank AB 2.95% 2016[1]	3,000	3,134
Swedbank AB 1.375% 2018[1]	4,375	4,314
DEPFA ACS Bank 5.125% 2037[1]	10,405	9,469
Australia & New Zealand Banking Group Ltd. 1.00% 2016[1]	4,250	4,280
Australia & New Zealand Banking Group Ltd. 2.40% 2016[1]	4,250	4,393
UBS AG 1.875% 2015[1]	4,200	4,251
UBS AG 0.75% 2017[1]	4,375	4,377
Toronto-Dominion Bank 1.625% 2016[1]	4,400	4,487
Credit Suisse Group AG 2.60% 2016[1]	4,300	4,466
HSBC Bank PLC 1.625% 2015[1]	4,400	4,415
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[1]	4,400	4,382
DNB ASA 1.45% 2019[1]	4,375	4,333
Canadian Imperial Bank of Commerce 2.75% 2016[1]	4,150	4,315
National Bank of Canada 2.20% 2016[1]	4,175	4,309
Skandinaviska Enskilda 1.375% 2018[1]	4,375	4,294
Stadshypotek AB 1.875% 2019[1]	4,275	4,164
Nordea Eiendomskreditt AS 2.125% 2017[1]	4,000	4,120
Norddeutsche Landesbank 2.00% 2019[1]	4,000	3,981
Barclays Bank PLC 2.50% 2015[1]	3,600	3,697
Caisse Centrale Desjardins 1.60% 2017[1]	3,375	3,423
		229,841

Collateralized mortgage-backed obligations (privately originated)[3] 0.14%

Freddie Mac, Series 2013-DN2, Class M-1, 1.604% 2023[2]	7,570	7,616
Freddie Mac, Series 2013-DN1, Class M-1, 3.554% 2023[2]	7,840	8,186
Freddie Mac, Series 2014-DN1, Class M-1, 1.154% 2024[2]	993	999
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.574% 2037[2]	14,901	12,072
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.154% 2023[1,2]	2,821	2,874
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.758% 2024[1,2]	1,959	1,981
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[1,2]	1,801	1,822
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	183	199
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	26	27
Bonds, notes & other debt instruments

Mortgage-backed obligations — Collateralized mortgage-backed	Principal amount	Value
obligations (privately originated)[3] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	$ 1,406	$ 1,514
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	24	27
		37,317

Total mortgage-backed obligations		5,577,732
Federal agency bonds & notes 5.39%

Freddie Mac 5.00% 2014	25,000	25,352
Freddie Mac 1.75% 2015	37,350	38,151
Freddie Mac 0.50% 2016	54,105	54,097
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	3,301	3,330
Freddie Mac 1.00% 2017	3,425	3,418
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[3]	1,701	1,740
Freddie Mac 0.75% 2018	30,000	29,346
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	3,092	3,150
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	3,225	3,285
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,100	3,177
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	15,455	16,317
Freddie Mac 4.875% 2018	13,365	15,211
Freddie Mac 1.25% 2019	43,500	41,773
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	4,325	4,246
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	3,365	3,306
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	2,330	2,310
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[3]	1,870	1,874
Freddie Mac, Series KGRP, Class A, multifamily 0.537% 2020[2,3]	6,735	6,751
Freddie Mac, Series KF02, Class A2, multifamily 0.706% 2020[2,3]	46,899	47,086
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[2,3]	32,957	33,091
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	3,097	3,172
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	2,879	2,989
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[3]	3,278	3,406
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	3,595	3,745
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[2,3]	11,485	11,866
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,687	2,838
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,028	1,989
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	4,200	4,206
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[3]	922	911
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	34,990	33,177
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	4,325	4,125
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	32,600	31,207
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	40,350	38,660
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[3]	5,500	5,290
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,942	3,020
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[3]	3,573	3,662
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[3]	3,929	4,042
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	6,735	6,491
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[3]	8,541	8,627
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	9,746	10,086
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[2,3]	1,600	1,589
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[3]	4,200	4,205
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[2,3]	7,731	7,806
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[2,3]	16,912	17,116
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[2,3]	$ 48,900	$ 49,523
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[2,3]	16,000	16,277
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[2,3]	1,500	1,532
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[2,3]	37,110	37,997
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[2,3]	5,845	6,021
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	11,680	11,684
Fannie Mae 0.50% 2016	117,100	117,156
Fannie Mae 5.375% 2016	10,420	11,563
Fannie Mae, Series 2014-M-1, multifamily 2.323% 2018[2,3]	133,750	135,919
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[3]	3,340	3,320
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	4,325	4,218
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	8,400	8,259
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,510
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[2,3]	7,175	7,234
Fannie Mae, Series 2014-M-1, multifamily 3.394% 2023[2,3]	8,350	8,429
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[2,3]	21,930	22,389
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3]	19,740	19,972
Fannie Mae 7.125% 2030	3,900	5,526
Federal Home Loan Bank 2.50% 2014	25,000	25,111
Federal Home Loan Bank 0.375% 2015	37,000	37,068
Federal Home Loan Bank 0.375% 2016	23,770	23,746
Federal Home Loan Bank 0.625% 2016	28,060	27,958
Federal Home Loan Bank, Series 2816, 1.00% 2017	13,035	13,025
Federal Home Loan Bank 2.75% 2018	16,635	17,516
Federal Home Loan Bank 3.375% 2023	28,050	28,765
Federal Home Loan Bank 5.50% 2036	600	736
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,459
Tennessee Valley Authority 1.875% 2022	23,750	21,895
TVA Southaven 3.846% 2033[3]	3,322	3,385
Tennessee Valley Authority 4.65% 2035	4,000	4,227
Tennessee Valley Authority 5.25% 2039	21,250	24,062
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	21,477
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,371
CoBank, ACB 7.875% 2018[1]	23,615	28,272
CoBank, ACB 0.833% 2022[1,2]	33,865	30,902
Federal Farm Credit Banks 1.625% 2014	33,700	34,004
Federal Farm Credit Banks 0.209% 2017[2]	21,501	21,506
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,777
Private Export Funding Corp. 3.55% 2024	19,680	20,257
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,280
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,578
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 0% 2016	2,301	2,307
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.49% 2029[3]	4,110	4,107
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.82% 2032[3]	4,515	4,586
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.938% 2032[3]	1,633	1,641
Japan Finance Organization for Municipalities 2.125% 2019[1]	10,000	9,941
Federal Agricultural Mortgage Corp. 5.125% 2017[1]	5,000	5,597
		1,464,321

Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 5.39%	(000)	(000)

Spanish Government 4.00% 2018[1]	$8,625	$ 9,133
Spanish Government 4.50% 2018	€66,125	101,314
Spanish Government 3.80% 2024	22,300	32,199
Spanish Government 5.15% 2044	11,925	18,922
Polish Government 6.375% 2019	$31,835	37,430
Polish Government 5.125% 2021	25,800	28,554
Polish Government, Series 1021, 5.75% 2021	PLN14,000	5,135
Polish Government 2.75% 2023[10]	6,157	2,122
Polish Government 4.00% 2024	$9,485	9,582
United Mexican States Government, Series M, 5.00% 2017	MXN 60,000	4,691
United Mexican States Government 3.50% 2017[10]	126,095	10,326
United Mexican States Government 4.00% 2019[10]	102,935	8,697
United Mexican States Government Global, Series A, 5.125% 2020	$2,100	2,341
United Mexican States Government, Series M, 6.50% 2021	MXN230,000	18,461
United Mexican States Government Global, Series A, 3.625% 2022	$4,400	4,415
United Mexican States Government 4.00% 2040[10]	MXN100,876	8,095
United Mexican States Government Global 5.55% 2045	$18,000	19,170
Russian Federation 6.20% 2018	RUB617,500	16,644
Russian Federation 7.50% 2018	403,000	11,199
Russian Federation 5.00% 2020	$17,800	18,601
Russian Federation 7.50% 2030[3]	25,215	28,732
Russian Federation 7.50% 2030[1,3]	99	113
Indonesia (Republic of) 5.875% 2020	6,800	7,463
Indonesia (Republic of) 5.875% 2020[1]	6,200	6,804
Indonesia (Republic of) 3.75% 2022	10,150	9,630
Indonesia (Republic of) 7.75% 2038	18,400	22,034
Indonesia (Republic of) 5.25% 2042	6,900	6,322
Indonesia (Republic of) 4.625% 2043	1,500	1,264
Indonesia (Republic of) 6.75% 2044[1]	1,125	1,233
Lithuania (Republic of) 7.375% 2020	20,475	24,775
Lithuania (Republic of) 6.125% 2021	12,000	13,772
Lithuania (Republic of) 6.625% 2022	8,700	10,305
Lithuania (Republic of) 6.625% 2022[1]	3,400	4,027
Turkey (Republic of) 4.557% 2018[1]	1,195	1,221
Turkey (Republic of) 7.00% 2019	2,000	2,237
Turkey (Republic of) 4.00% 2020[10]	TRY 8,833	4,283
Turkey (Republic of) 10.50% 2020	10,250	4,893
Turkey (Republic of) 3.00% 2021[10]	2,529	1,138
Turkey (Republic of) 5.625% 2021	$ 8,000	8,384
Turkey (Republic of) 8.00% 2034	1,250	1,519
Turkey (Republic of) 6.75% 2040	11,300	12,122
Turkey (Republic of) 6.00% 2041	14,650	14,449
European Investment Bank 1.00% 2015	9,100	9,169
European Investment Bank 1.00% 2017	5,000	4,930
European Investment Bank 2.50% 2021	20,000	19,984
European Investment Bank 3.25% 2024	15,000	15,311
Colombia (Republic of) Global 12.00% 2015	COP 370,000	209
Colombia (Republic of), Series B, 5.00% 2018	4,913,000	2,451
Colombia (Republic of) Global 4.375% 2021	$16,200	16,889
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	4,291
Colombia (Republic of), Series B, 7.00% 2022	22,945,300	12,138
Colombia (Republic of), Series B, 10.00% 2024	8,918,000	5,681
Colombia (Republic of) Global 9.85% 2027	4,402,000	2,915
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Colombia (Republic of) Global 6.125% 2041	$ 4,000	$ 4,510
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[1]	23,005	23,274
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[1]	20,000	20,152
Latvia (Republic of) 2.75% 2020	34,800	33,591
Latvia (Republic of) 2.625% 2021	€5,000	7,038
Latvia (Republic of) 5.25% 2021	$1,750	1,911
Italian Government 4.50% 2024	€25,000	38,003
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[1]	$33,320	33,659
France Government Agency-Guaranteed, Société Finance 2.875% 2014[1]	33,200	33,606
Philippines (Republic of) 6.375% 2034	15,500	19,298
Philippines (Republic of) 6.25% 2036	PHP621,000	14,047
Slovenia (Republic of) 4.125% 2019[1]	$ 870	902
Slovenia (Republic of) 5.50% 2022	3,870	4,141
Slovenia (Republic of) 5.50% 2022[1]	3,000	3,210
Slovenia (Republic of) 5.85% 2023[1]	15,150	16,589
Slovenia (Republic of) 5.85% 2023	7,650	8,377
Venezuela (Republic of) 8.50% 2014	245	241
Venezuela (Republic of) 7.65% 2025	985	665
Venezuela (Republic of) 9.25% 2027	15,890	11,918
Venezuela (Republic of) 9.25% 2028	26,980	19,830
Iraq (Republic of) 5.80% 2028[3]	35,450	31,462
Morocco Government 4.25% 2022	5,400	5,249
Morocco Government 4.25% 2022[1]	2,700	2,624
Morocco Government 5.50% 2042	19,300	18,124
Morocco Government 5.50% 2042[1]	2,300	2,160
Japanese Government, Series 315, 1.20% 2021	¥2,725,000	27,931
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[1]	$ 4,000	4,061
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[1]	10,470	10,489
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[1]	5,000	4,859
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[1]	8,180	8,134
Hungarian Government 4.00% 2019	1,460	1,453
Hungarian Government 6.25% 2020	6,700	7,345
Hungarian Government 6.375% 2021	3,200	3,516
Hungarian Government 5.375% 2023	11,600	11,843
Hungarian Government 5.375% 2024	1,000	1,005
South Africa (Republic of) 5.50% 2020	14,000	15,274
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR100,000	8,040
Brazil (Federal Republic of) 6.00% 2017[10]	BRL52,289	22,841
Bermudan Government 5.603% 2020[1]	$ 4,075	4,507
Bermudan Government 5.603% 2020	3,940	4,358
Bermudan Government 4.138% 2023[1]	1,700	1,676
Bermudan Government 4.854% 2024[1]	10,650	10,867
South Korean Government 5.75% 2014	21,100	21,134
Nigeria (Republic of) 5.125% 2018[1]	7,975	8,176
Nigeria (Republic of) 6.375% 2023[1]	5,325	5,518
Nigeria (Republic of) 6.375% 2023	4,800	4,974
Netherlands Government 1.00% 2017	18,300	18,327
Australian Government, Series 133, 5.50% 2023	A$17,562	18,151
Greek Government 2.00%/3.00% 2023[7]	€925	1,005
Greek Government 2.00%/3.00% 2024[7]	925	978
Greek Government 2.00%/3.00% 2025[7]	925	961
Greek Government 2.00%/3.00% 2026[7]	925	943
Greek Government 2.00%/3.00% 2027[7]	925	928
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2028[7]	€925	$ 911
Greek Government 2.00%/3.00% 2029[7]	925	899
Greek Government 2.00%/3.00% 2030[7]	925	888
Greek Government 2.00%/3.00% 2031[7]	925	878
Greek Government 2.00%/3.00% 2032[7]	925	870
Greek Government 2.00%/3.00% 2033[7]	925	861
Greek Government 2.00%/3.00% 2034[7]	925	854
Greek Government 2.00%/3.00% 2035[7]	925	850
Greek Government 2.00%/3.00% 2036[7]	925	848
Greek Government 2.00%/3.00% 2037[7]	925	846
Greek Government 2.00%/3.00% 2038[7]	925	845
Greek Government 2.00%/3.00% 2039[7]	925	842
Greek Government 2.00%/3.00% 2040[7]	925	842
Greek Government 2.00%/3.00% 2041[7]	925	840
Greek Government 2.00%/3.00% 2042[7]	925	843
Republic of Belarus 8.75% 2015	$ 8,195	8,338
Republic of Belarus 8.95% 2018	6,605	6,803
FMS Wertmanagement 1.125% 2016	4,050	4,084
FMS Wertmanagement 1.00% 2017	4,400	4,344
FMS Wertmanagement 1.625% 2018	6,400	6,372
Argentina (Republic of) 7.00% 2017	16,065	14,395
Croatian Government 6.75% 2019	7,985	8,833
Croatian Government 6.75% 2019[1]	2,865	3,169
Croatian Government 5.50% 2023[1]	1,085	1,102
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[1]	4,100	4,107
Europe Government Agency-Guaranteed, Dexia Credit Local 2.25% 2019[1]	8,625	8,589
KfW 1.00% 2015	8,400	8,425
KfW 2.00% 2022	4,325	4,066
Inter-American Development Bank 4.375% 2044	11,500	11,912
Bahrain Government 5.50% 2020	10,440	11,262
Bahrain Government 5.50% 2020[1]	510	550
France Government Agency-Guaranteed, Société Finance 3.375% 2014[1]	10,000	10,028
Gabonese Republic 6.375% 2024[1,3]	9,154	9,726
Swedish Export Credit Corp. 2.875% 2023[1]	9,000	8,899
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,899
Chilean Government 3.875% 2020	3,000	3,186
Chilean Government 5.50% 2020	CLP2,899,000	5,355
Instituto de Credito Oficial 1.125% 2016[1]	$8,000	7,999
Uruguay (Republic of) 4.375% 2028[3,10]	UYU132,441	6,141
Uruguay (Republic of) 7.625% 2036[3]	$1,250	1,606
Kommunalbanken 1.00% 2014[1]	2,924	2,928
Kommunalbanken 0.366% 2016[1,2]	4,250	4,248
State of Qatar 5.25% 2020	5,000	5,688
State of Qatar 4.50% 2022[1]	500	546
El Salvador (Republic of) 7.375% 2019	4,800	5,148
Dominican Republic 7.50% 2021[1,3]	3,500	3,920
Dominican Republic 7.50% 2021[3]	950	1,064
Municipality Finance PLC 1.125% 2018[1]	4,900	4,786
Israeli Government 5.125% 2019	500	568
Israeli Government 4.00% 2022	3,500	3,672
Sri Lanka (Republic of) 6.25% 2021[1]	3,400	3,557
		1,448,826

Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[3] 1.72%	(000)	(000)

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[1]	$24,200	$25,062
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[1]	11,075	11,085
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[1]	8,500	8,920
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[1]	15,000	14,765
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.335% 2035[2]	7,786	7,041
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.295% 2037[2]	9,179	8,211
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.305% 2037[2]	13,816	12,430
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	26,410	26,368
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[1]	20,000	20,774
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[1]	5,225	5,156
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	8,495	8,465
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	15,625	15,598
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[1,2]	20,870	20,880
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1,5]	18,053	18,053
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[1,2,5]	14,685	14,731
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[1,2,5]	2,900	2,916
Ally Master Owner Trust, Series 2014-1, Class A1, 0.625% 2019[2]	8,015	8,032
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019	8,700	8,706
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.576% 2026[1,2]	16,700	16,708
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[1]	14,750	15,135
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018	13,110	13,126
BA Credit Card Trust, Series 2014-A1, Class A, 0.535% 2021[2]	12,590	12,608
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[1]	11,395	11,400
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024	6,800	6,749
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	4,215	4,237
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[1,5]	10,745	10,705
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018	10,175	10,186
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[1]	5,775	5,772
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[1]	3,850	3,839
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	9,071	9,309
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[2]	8,700	8,705
Capital Auto Receivables Asset Trust, Series 2014-1-A2, 0.96% 2017	7,760	7,774
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019	7,520	7,521
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.314% 2019[1,2]	7,609	7,261
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	3,420	3,582
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,277
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[1,5]	6,855	6,856
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025	6,735	6,849
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.084% 2035[2]	6,500	6,178
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.314% 2037[2]	7,125	6,131
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[2]	2,107	2,055
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	941	969
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	483	507
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	1,585	1,687
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[1,2]	4,850	4,861
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	4,485	4,486
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	3,609	3,717
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	2,331	2,384
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,042	1,113
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017	2,910	2,902
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	2,632	2,757
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,421	2,487
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,431	1,510
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[3] (continued)	(000)	(000)

Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.905% 2033[2]	$ 808	$ 789
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,168	1,235
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	935	1,017
Aesop Funding LLC, Series 2011-2A, Class A, 2.37% 2014[1]	2,135	2,152
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[1]	£1,160	1,858
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.284% 2036[2]	$ 997	854
		460,441

Municipals 1.23%

State of California, Various Purpose General Obligation Bonds, 7.50% 2034	4,240	5,752
State of California, Various Purpose General Obligation Bonds, 7.30% 2039	2,290	3,087
State of California, Various Purpose General Obligation Bonds, 7.35% 2039	1,335	1,810
State of California, Various Purpose General Obligation Bonds, 7.55% 2039	11,680	16,338
State of California, Various Purpose General Obligation Bonds, 7.60% 2040	30,435	43,009
State of California, Various Purpose General Obligation Bonds, 7.625% 2040	6,830	9,564
State of California, Various Purpose General Obligation Bonds, 4.50% 2043	17,000	17,085
State of California, Various Purpose General Obligation Bonds, 5.00% 2043	10,000	10,645
State of California, Various Purpose General Obligation Bonds, 5.00% 2043	4,050	4,327
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	8,000	8,026
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	50,740	50,624
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Revenue Bonds,
Series 2013-B, 5.00% 2053	18,000	18,725
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,308
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,437
State of New York, New York City Municipal Water Finance Authority, Water and Sewer System Second
General Resolution Revenue Bonds, Fiscal 2012 Series CC, 5.00% 2045	13,410	14,204
State of New York, Metropolitan Transportation Authority, Transportation Revenue Bonds,
Series 2014-A-1, 5.00% 2044	12,690	13,348
State of Utah, Transit Authority, Sales Tax Revenue Bonds, Series 2012, 5.00% 2042	10,000	10,468
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	10,500	10,300
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facilities System
Revenue Bonds, Series 2014-A, 5.00% 2044	8,500	8,941
State of Minnesota, Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013-A, AMT, 3.00% 2031	2,185	2,241
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA
Pass-Through Program), Series 2012-B, 2.25% 2042[3]	7,134	6,315
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	8,000	7,950
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Build America Bonds),
Series 2009-C, 7.336% 2039	5,500	7,756
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds,
Series 2007, 5.50% 2023	6,000	6,912
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-A, 3.00% 2043	1,775	1,818
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-E, 3.00% 2043	590	615
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-E, 3.00% 2043	500	520
State of Nebraska, Investment Finance Authority, Single-family Housing Revenue Bonds,
Series 2013-C, 4.50% 2043	1,885	2,023
State of Maryland, Community Development Administration, Department of Housing and Community
Development, Residential Revenue Bonds, Series 2014-B, AMT, 3.25% 2044	4,525	4,659
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds
(J. Paul Getty Trust), Series 2011-A-2, 0.33% 2038 (put 2017)[2]	$2,400	$ 2,399
State of North Dakota, Housing Finance Agency, Housing Finance Program Bonds (Home Mortgage
Finance Program), Series 2012-A, 3.75% 2042	2,150	2,211
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	2,070	2,190
State of Tennessee, Housing Development Agency, Residential Finance Program Bonds,
Series 2013-2-A, AMT, 4.00% 2043	1,080	1,149
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Revenue
Bonds, Series 2013-A, 4.00% 2031	935	1,008
State of South Dakota, Housing Development Authority, Homeownership Mortgage Bonds,
Series 2013-E, AMT, 4.00% 2044	925	982
State of Massachusetts, Housing Finance Agency, Single-family Housing Revenue Bonds, Series 167, 4.00% 2043	705	761
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[3]	778	695
		332,202

Total bonds, notes & other debt instruments (cost: $24,523,701,000)		25,130,593
Convertible securities 0.13%
	Shares or
Industrials 0.08%	principal amount

CEVA Group PLC, Series A-2, 2.226% convertible preferred[5,12]	2,576	3,284
CEVA Group PLC, Series A-1, 3.226% convertible preferred[5]	9,732	16,544
		19,828

Information technology 0.05%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	13,764
Total convertible securities (cost: $25,086,000)		33,592
Preferred securities 0.04%

Financials 0.03%	Shares

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	308,592	7,684

Government and government agency obligations 0.01%

CoBank, ABC, Class E, noncumulative[1]	6,250	4,176
Total preferred securities (cost: $13,523,000)		11,860
Common stocks 0.09%

Industrials 0.06%

CEVA Group PLC[1,5,13]	12,179	15,528
Atrium Corp.[1,5,13]	985	1
		15,529

Materials 0.01%

NewPage Holdings Inc.[5,12]	45,840	4,223
Common stocks
		Value
Health care 0.01%	Shares	(000)

Rotech Healthcare Inc.[5,13]	342,069	$ 3,164

Consumer discretionary 0.01%

American Media, Inc.[1,5,13]	453,779	2,446
Revel AC Inc.[5,12,13]	222,053	—
		2,446

Energy 0.00%

General Maritime Corp.[1,5,13]	1,716	60
Total common stocks (cost: $82,146,000)		25,422
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,5,13]	2,654	13
Total warrants (cost: $671,000)		13
	Principal amount
Short-term securities 7.79%	(000)

Freddie Mac 0.10%–0.16% due 4/8–11/20/2014	$729,550	729,177
Federal Home Loan Bank 0.05%–0.19% due 4/9–12/15/2014	386,600	386,545
Fannie Mae 0.05%–0.15% due 4/21–11/3/2014	239,900	239,825
Coca-Cola Co. 0.10%–0.14% due 4/23–7/18/2014[1]	136,500	136,474
Federal Farm Credit Banks 0.13%–0.14% due 7/16–10/8/2014	120,000	119,950
Jupiter Securitization Co., LLC 0.28% due 11/4/2014[1]	100,000	99,835
Private Export Funding Corp. 0.23%–0.235% due 8/15/2014[1]	61,700	61,661
John Deere Financial Ltd. 0.09% due 5/7/2014[1]	53,700	53,695
Regents of the University of California 0.08%–0.12% due 4/7–6/11/2014	50,196	50,187
Emerson Electric Co. 0.10% due 4/24–4/25/2014[1]	46,900	46,898
Parker-Hannifin Corp. 0.08% due 4/24/2014[1]	45,000	44,998
Chevron Corp. 0.07% due 4/16/2014[1]	35,200	35,198
General Electric Co. 0.05% due 4/1/2014	24,000	24,000
Wal-Mart Stores, Inc. 0.07% due 4/28/2014[1]	23,700	23,699
Abbott Laboratories 0.10% due 6/10/2014[1]	16,600	16,598
National Rural Utilities Cooperative Finance Corp. 0.09% due 4/30/2014	16,100	16,099
NetJets Inc. 0.06% due 4/10/2014[1]	9,000	9,000
Total short-term securities (cost $2,093,619,000)		2,093,839
Total investment securities (cost: $26,738,746,000)		27,295,319
Other assets less liabilities		(403,905)
Net assets		$26,891,414

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $320,591,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Brazilian reais	6/30/2014	Barclays Bank PLC	BRL21,634	$9,301	$ 5
Mexican pesos	6/30/2014	Barclays Bank PLC	MXN122,550	$9,301	20
					$25

Sales:
Australian dollars	4/30/2014	Bank of America, N.A.	$17,981	A$19,460	$ (29)
Brazilian reais	4/10/2014	JPMorgan Chase	$9,065	BRL21,400	(338)
Brazilian reais	4/25/2014	Citibank	$8,104	BRL18,970	(202)
British pounds	4/11/2014	Bank of America, N.A.	$13,336	£8,000	—[14]
British pounds	6/30/2014	UBS AG	$5,584	£3,365	(22)
Chilean pesos	4/7/2014	Citibank	$4,559	CLP2,558,250	(103)
Colombian pesos	4/21/2014	Citibank	$3,900	COP8,346,200	(143)
Euros	4/7/2014	JPMorgan Chase	$49,469	€36,068	(164)
Euros	4/22/2014	JPMorgan Chase	$22,198	€16,375	(360)
Euros	4/25/2014	HSBC Bank	$55,184	€40,000	81
Euros	4/28/2014	Bank of New York Mellon	$12,567	€9,100	31
Euros	4/28/2014	JPMorgan Chase	$1,482	€1,075	1
Euros	4/30/2014	Citibank	$37,568	€27,000	374
Euros	5/5/2014	Citibank	$1,114	€825	(23)
Euros	5/23/2014	Bank of America, N.A.	$6,854	€5,000	(34)
Euros	6/17/2014	Bank of America, N.A.	$43,622	€31,500	231
Euros	6/30/2014	Bank of America, N.A.	$1,855	€1,350	(5)
Japanese yen	4/28/2014	Citibank	$28,013	¥2,870,000	203
Mexican pesos	4/28/2014	Barclays Bank PLC	$30,940	MXN410,995	(344)
Philippine pesos	4/16/2014	Barclays Bank PLC	$11,263	PHP501,900	76
Russian rubles	4/8/2014	Barclays Bank PLC	$4,203	RUB155,100	(212)
Russian rubles	4/10/2014	JPMorgan Chase	$20,273	RUB737,000	(695)
South African rand	4/4/2014	Bank of America, N.A.	$6,970	ZAR75,000	(149)
Turkish lira	4/14/2014	Citibank	$6,701	TRY15,160	(354)
Turkish lira	4/14/2014	HSBC Bank	$2,267	TRY5,000	(60)
					$(2,240)

Forward currency contracts – net					$(2,215)

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $302,825,000 over the prior 12-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
				amount	at 3/31/2014
Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)
Pay	3-month USD-LIBOR	0.482%	12/30/2015	$ 20,000	$ 11
Pay	3-month USD-LIBOR	0.492	1/14/2016	100,000	44
Receive	3-month USD-LIBOR	0.9895	3/28/2017	400,000	44
Receive	3-month USD-LIBOR	1.322	1/14/2018	60,000	67
Receive	3-month USD-LIBOR	1.635	2/10/2019	50,000	295
Receive	3-month USD-LIBOR	1.619	3/17/2019	30,000	248
Receive	3-month USD-LIBOR	1.823	3/24/2019	150,000	(189)
Receive	3-month USD-LIBOR	1.826	3/24/2019	2,500	(4)
Receive	3-month USD-LIBOR	2.437	12/30/2020	6,000	(54)
Receive	3-month USD-LIBOR	2.279	3/14/2021	20,000	86
Receive	3-month USD-LIBOR	3.00	12/23/2023	50,000	(841)
Receive	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(346)
Receive	3-month USD-LIBOR	2.942	1/24/2024	15,000	(163)
Receive	3-month USD-LIBOR	2.815	3/17/2024	9,000	19
Receive	3-month USD-LIBOR	2.896	3/24/2024	8,000	(40)
Pay	3-month USD-LIBOR	3.79	9/6/2043	15,000	724
Pay	3-month USD-LIBOR	3.76	1/21/2044	15,000	632
Receive	3-month USD-LIBOR	3.772	1/21/2044	11,500	(514)
Receive	3-month USD-LIBOR	3.635	3/24/2044	17,000	(302)
Pay	3-month USD-LIBOR	3.636	3/24/2044	40,000	719
Receive	3-month USD-LIBOR	3.523	3/28/2044	9,000	34
					$470

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,492,433,000, which represented 12.99% of the net assets of the fund.

2Coupon rate may change periodically.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $148,349,000, which represented .55% of the net assets of the fund.

5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $110,181,000, which represented ..41% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Step bond; coupon rate will increase at a later date.

8Scheduled interest and/or principal payment was not received.

9A portion of this security was pledged as collateral. The total value of pledged collateral was $18,047,000, which represented .07% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11A portion or all of the security purchased on a TBA basis.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

NewPage Holdings Inc.	9/17/2009–9/9/2011	$ 9,354	$ 4,223.02%
CEVA Group PLC, Series A-2, 2.226%
convertible preferred	3/10/2010–1/23/2012	3,703	3,284.01
Revel AC, Inc.	2/14/2011–10/25/2012	23,124	—	.00
Total restricted securities		$36,181	$7,507.03%

13Security did not produce income during the last 12 months.

14Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 8,316,112	$ 11,657	$ 8,327,769
	U.S. Treasury bonds & notes	—	7,519,302	—	7,519,302
	Mortage-backed obligations	—	5,577,732	—	5,577,732
	Federal agency bonds & notes	—	1,464,321	—	1,464,321
	Bonds & notes of governments & government
	agencies outside the U.S.	—	1,448,826	—	1,448,826
	Asset-backed obligations	—	442,388	18,053	460,441
	Municipals	—	332,202	—	332,202
	Convertible securities	—	33,592	—	33,592
	Preferred securities	7,684	4,176	—	11,860
	Common stocks	—	15,528	9,894	25,422
	Warrants	—	—	13	13
	Short-term securities	—	2,093,839	—	2,093,839
Total		$7,684	$27,248,018	$39,617	$27,295,319

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,022	$—	$ 1,022
	Unrealized appreciation on interest rate swaps	—	2,923	—	2,923

Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(3,237)	—	(3,237)
	Unrealized depreciation on interest rate swaps	—	(2,453)	—	(2,453)
Total		$—	$(1,745)	$—	$(1,745)

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 684,473
Gross unrealized depreciation on investment securities	(192,244)
Net unrealized appreciation on investment securities	492,229
Cost of investment securities for federal income tax purposes	26,803,090

Key to abbreviations and symbols

TBA = To be announced	€ = Euros	PLN = Polish zloty
A$ = Australian dollars	£ = British pounds	RUB = Russian rubles
BRL = Brazilian reais	¥ = Japanese yen	TRY = Turkish lira
CLP = Chilean pesos	MXN = Mexican pesos	UYU = Uruguayan pesos
COP = Colombian pesos	PHP = Philippine pesos	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0514O-S37667

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2014